UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2019

Item 1.

Reports to Stockholders

Fidelity Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85%

Annual Report

September 30, 2019

Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Asset Manager® 20%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(1.18)%	2.19%	3.79%
Class M (incl. 3.50% sales charge)	0.92%	2.41%	3.76%
Class C (incl. contingent deferred sales charge)	3.06%	2.63%	3.61%
Fidelity Asset Manager® 20%	5.24%	3.75%	4.72%
Class I	5.18%	3.69%	4.68%
Class Z	5.27%	3.71%	4.69%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 20%, a class of the fund, on September 30, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,866	Fidelity Asset Manager® 20%
$14,448	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Asset Manager® 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(1.47)%	2.90%	4.78%
Class M (incl. 3.50% sales charge)	0.63%	3.12%	4.76%
Class C (incl. contingent deferred sales charge)	2.77%	3.33%	4.61%
Fidelity Asset Manager® 30%	4.87%	4.46%	5.73%
Class I	4.80%	4.39%	5.67%
Class Z	4.91%	4.41%	5.68%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 30%, a class of the fund, on September 30, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,455	Fidelity Asset Manager® 30%
$14,448	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Asset Manager® 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.07)%	3.47%	5.59%
Class M (incl. 3.50% sales charge)	(0.02)%	3.68%	5.56%
Class C (incl. contingent deferred sales charge)	2.12%	3.89%	5.40%
Fidelity Asset Manager® 40%	4.23%	5.02%	6.53%
Class I	4.18%	4.98%	6.50%
Class Z	4.25%	4.99%	6.50%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 40%, a class of the fund, on September 30, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,828	Fidelity Asset Manager® 40%
$14,448	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Asset Manager® 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.86)%	3.91%	6.26%
Class M (incl. 3.50% sales charge)	(0.79)%	4.14%	6.25%
Class C (incl. contingent deferred sales charge)	1.27%	4.34%	6.09%
Fidelity Asset Manager® 50%	3.37%	5.47%	7.22%
Class I	3.33%	5.42%	7.18%
Class Z	3.45%	5.45%	7.19%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 50%, a class of the fund, on September 30, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,085	Fidelity Asset Manager® 50%
$34,674	S&P 500® Index

Fidelity Asset Manager® 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(3.64)%	4.36%	6.85%
Class M (incl. 3.50% sales charge)	(1.56)%	4.57%	6.83%
Class C (incl. contingent deferred sales charge)	0.49%	4.81%	6.66%
Fidelity Asset Manager® 60%	2.60%	5.92%	7.81%
Class I	2.56%	5.90%	7.77%
Class Z	2.70%	5.93%	7.78%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 60%, a class of the fund, on September 30, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$21,216	Fidelity Asset Manager® 60%
$34,674	S&P 500® Index

Fidelity Asset Manager® 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(4.66)%	4.76%	7.46%
Class M (incl. 3.50% sales charge)	(2.63)%	4.98%	7.44%
Class C (incl. contingent deferred sales charge)	(0.54)%	5.21%	7.30%
Fidelity Asset Manager® 70%	1.51%	6.34%	8.44%
Class I	1.46%	6.30%	8.40%
Class Z	1.60%	6.33%	8.41%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 70%, a class of the fund, on September 30, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,487	Fidelity Asset Manager® 70%
$34,674	S&P 500® Index

Fidelity Asset Manager® 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(5.86)%	5.42%	8.32%
Class M (incl. 3.50% sales charge)	(3.84)%	5.61%	8.27%
Class C (incl. contingent deferred sales charge)	(1.83)%	5.87%	8.14%
Fidelity Asset Manager® 85%	0.21%	7.00%	9.28%
Class I	0.15%	6.98%	9.26%
Class Z	0.30%	7.01%	9.28%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 85%, a class of the fund, on September 30, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,290	Fidelity Asset Manager® 85%
$34,674	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The global business cycle continued to mature during the 12 months ending September 30, 2019, with most major economies in the late-cycle phase. The U.S. economy remained firmly in the late cycle, as capacity constraints emerged and economic activity appeared to peak. China’s economy stabilized, but reacceleration from its growth recession remained elusive and weighed on the global economy. U.S.–China trade-policy uncertainty served as an ongoing drag on corporate confidence. Overall, a global industrial and trade recession showed few signs of abating, and it remained to be seen if policy easing would spark global economic reacceleration.

Looking at global assets, non-U.S. equities returned -1.05%, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, resource-rich Canada (+4%) led the way, followed by Asia-Pacific ex Japan (+3%) and continental Europe (+1%). Conversely, Japan (-4%), the U.K. (-3%) and emerging markets (-2%) lagged the broader market. By sector, three higher-dividend-yielding groups led the way: utilities (+13%), consumer staples (+7%) and real estate (+5%). Conversely, energy (-9%) and materials (-7%) fared worst.

The U.S. equity bellwether S&P 500® index advanced 4.25% the past 12 months. Nine of 11 sectors had a gain, with the exceptions of energy (-19%), which was hurt by falling commodity prices, and health care (-4%), which suffered from political rhetoric related to shifting health care policy ahead of the 2020 election. Higher-dividend-yielding sectors also stood out in the U.S., led by utilities (+27%), real estate (+25%) and consumer staples (+17%). The small-cap-oriented Russell 2000® Index returned -8.89% for the year. Commodities lagged many other assets, as reflected in the -6.57% result of the Bloomberg Barclays Commodity Index Total Return

U.S. taxable investment-grade bonds advanced broadly, driven by slower global economic growth, a maturing business cycle, trade uncertainty and, late in the period, the Fed’s dovish shift. The Bloomberg Barclays U.S. Aggregate Bond Index gained 10.30%. Corporate bonds rose 13.00%, topping both government-related bonds (+10.40%) and U.S. Treasuries (+10.48%). Agency bonds advanced 7.99%, led by commercial mortgage-backed securities (+10.51%). Outside the index, high-yield bonds tended to lag investment-grade debt, while Treasury Inflation-Protected Securities (TIPS) gained 7.13%.

Comments from Portfolio Manager Geoff Stein:  For the fiscal year, the share classes of the seven Asset Manager Funds (excluding sales charges, if applicable) posted gains ranging from about 0% to 5%, with each underperforming their respective Composite benchmarks. Overall, the Funds’ asset allocation among fixed income and equity investments, along with generally unfavorable security selection, weighed on relative performance during the period. Specifically, the portfolios’ equity positioning, both domestically and abroad, proved detrimental given each’s underperformance relative to bonds the past 12 months. In the latter half of the reporting period – based on my view that U.S. economic growth remained more attractive than the prospects of lower equity valuations offered by international stocks – I increased exposure to U.S. stocks and reduced the Funds’ positioning in foreign equities. Elsewhere, a modest out-of-benchmark allocation to commodities lagged the broad equity market and detracted in the more equity-oriented Funds whereas a fairly similar-sized position in real estate investment trusts (REITs) added value. That said, the biggest factor in the Funds’ underperformance relative to benchmark was stock picking among U.S. equities, especially lackluster investment choices within information technology, as well as and health care to a lesser extent. By and large, security selection abroad contributed over the trailing 1-year time frame. Our integrated fixed-income strategy of underweighting cash and investment-grade bonds, utilized to invest in various out-of-benchmark fixed-income exposures, hampered relative results this period. On the one hand, our non-index allocation to long-term U.S. Treasuries, propelled by declining global interest rates, helped to partially offset the negative impact of the Fund's underweighted exposure to investment-grade debt. Looking ahead, we are keeping a close eye on a number of factors, including the effect of more accommodative global monetary policy, global trade uncertainty and pace of economic growth throughout the world.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2019

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	15.7
Fannie Mae	3.7
Ginnie Mae	3.1
Freddie Mac	2.7
Morgan Stanley	0.8
26.0

Quality Diversification (% of fund's net assets)

As of September 30, 2019
U.S. Government and U.S. Government Agency Obligations	25.8%
AAA,AA,A	4.8%
BBB	12.6%
BB and Below	4.1%
Not Rated	1.1%
Equities*	23.2%
Short-Term Investments and Net Other Assets	28.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2019

% of fund's net assets
Microsoft Corp.	0.6
Apple, Inc.	0.6
Alphabet, Inc. Class A	0.4
Amazon.com, Inc.	0.3
Tencent Holdings Ltd.	0.2
2.1

Top Five Market Sectors as of September 30, 2019

% of fund's net assets
Financials	34.9
Real Estate	3.4
Energy	3.6
Information Technology	3.5
Health Care	3.0

Asset Allocation (% of fund's net assets)

As of September 30, 2019
Stock Class and Equity Futures*	23.5%
Bond Class	46.1%
Short-Term Class	30.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 12.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Schedule of Investments September 30, 2019

Showing Percentage of Net Assets

Equity Central Funds - 20.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,855,688	$8,758,848
Fidelity Communication Services Central Fund (a)	263,254	54,167,072
Fidelity Consumer Discretionary Central Fund (a)	190,503	65,548,171
Fidelity Consumer Staples Central Fund (a)	207,138	42,517,048
Fidelity Emerging Markets Equity Central Fund (a)	795,455	167,530,840
Fidelity Energy Central Fund (a)	276,394	26,810,221
Fidelity Financials Central Fund (a)	1,143,836	118,672,976
Fidelity Health Care Central Fund (a)	213,726	87,505,894
Fidelity Industrials Central Fund (a)	218,614	62,265,617
Fidelity Information Technology Central Fund (a)	366,796	148,255,196
Fidelity International Equity Central Fund (a)	1,629,473	126,984,865
Fidelity Materials Central Fund (a)	79,966	15,515,826
Fidelity Real Estate Equity Central Fund (a)	622,691	77,481,500
Fidelity Utilities Central Fund (a)	111,299	22,779,522
TOTAL EQUITY CENTRAL FUNDS
(Cost $729,729,919)		1,024,793,596

Fixed-Income Central Funds - 50.2%
High Yield Fixed-Income Funds - 2.5%
Fidelity Emerging Markets Debt Central Fund (a)	5,324,785	49,626,992
Fidelity Floating Rate Central Fund (a)	250,291	25,374,512
Fidelity High Income Central Fund (a)	463,698	51,567,906

TOTAL HIGH YIELD FIXED-INCOME FUNDS		126,569,410

Investment Grade Fixed-Income Funds - 47.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,601,313	267,701,164
Fidelity International Credit Central Fund (a)	498,739	52,008,454
Fidelity Investment Grade Bond Central Fund (a)	18,855,541	2,123,133,926

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,442,843,544

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,336,355,144)		2,569,412,954

Money Market Central Funds - 26.0%
Fidelity Cash Central Fund 1.96% (b)	160,916,409	160,948,593
Fidelity Money Market Central Fund 2.14% (b)	1,170,784,267	1,170,784,267
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,331,727,654)		1,331,732,860
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
United States Treasury, yield at date of purchase 1.82% to 2.09% 10/17/19 to 12/26/19 (c)
(Cost $6,351,173)	6,360,000	6,352,125
	Shares	Value

Investment Companies - 3.7%
iShares 20+ Year Treasury Bond ETF	691,715	$98,970,582
iShares S&P 500 Index ETF	308,915	92,217,306
TOTAL INVESTMENT COMPANIES
(Cost $176,787,087)		191,187,888
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,580,950,977)		5,123,479,423
NET OTHER ASSETS (LIABILITIES) - 0.0%		(665,217)
NET ASSETS - 100%		$5,122,814,206

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,335	Dec. 2019	$126,718,200	$1,458,249	$1,458,249

The notional amount of futures sold as a percentage of Net Assets is 2.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,352,125.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,108,112
Fidelity Commodity Strategy Central Fund	182,584
Fidelity Communication Services Central Fund	342,394
Fidelity Consumer Discretionary Central Fund	2,510,249
Fidelity Consumer Staples Central Fund	4,014,283
Fidelity Emerging Markets Debt Central Fund	1,864,960
Fidelity Emerging Markets Equity Central Fund	2,682,309
Fidelity Energy Central Fund	686,886
Fidelity Financials Central Fund	7,619,071
Fidelity Floating Rate Central Fund	2,579,066
Fidelity Health Care Central Fund	5,411,683
Fidelity High Income Central Fund	1,470,617
Fidelity High Income Central Fund 1	2,893,954
Fidelity Industrials Central Fund	3,512,357
Fidelity Inflation-Protected Bond Index Central Fund	6,018,021
Fidelity Information Technology Central Fund	24,263,550
Fidelity International Credit Central Fund	1,483,273
Fidelity International Equity Central Fund	8,918,992
Fidelity Investment Grade Bond Central Fund	70,483,816
Fidelity Materials Central Fund	1,513,306
Fidelity Money Market Central Fund	29,466,402
Fidelity Real Estate Equity Central Fund	1,181,127
Fidelity Securities Lending Cash Central Fund	74,775
Fidelity Utilities Central Fund	2,091,856
Total	$185,373,643

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$10,460,678	$528,250	$(15,639)	$(1,157,941)	$8,758,848	3.7
Fidelity Communication Services Central Fund	13,740,335	39,459,675	4,716,066	106,331	5,576,797	54,167,072	3.3
Fidelity Consumer Discretionary Central Fund	78,963,339	8,232,849	19,975,297	465,454	(2,138,174)	65,548,171	3.5
Fidelity Consumer Staples Central Fund	41,905,713	6,531,900	6,707,499	(412,614)	1,199,548	42,517,048	3.4
Fidelity Emerging Markets Debt Central Fund	26,523,183	26,535,041	2,455,061	(39,236)	(936,935)	49,626,992	1.7
Fidelity Emerging Markets Equity Central Fund	20,179,028	165,239,893	13,885,712	23,783	(4,026,152)	167,530,840	9.4
Fidelity Energy Central Fund	41,080,792	2,730,365	6,041,507	(647,524)	(10,311,905)	26,810,221	3.4
Fidelity Financials Central Fund	126,873,901	14,929,481	22,431,071	(1,119,342)	420,007	118,672,976	3.6
Fidelity Floating Rate Central Fund	51,153,323	5,188,603	30,083,417	1,813,679	(2,697,676)	25,374,512	1.3
Fidelity Health Care Central Fund	109,351,344	11,259,790	17,981,065	675,404	(15,799,579)	87,505,894	3.5
Fidelity High Income Central Fund	--	2,524,788	31,075,181	(407,174)	2,657,441	51,567,906	2.0
Fidelity High Income Central Fund 1	75,066,797	9,846,264	4,575,076	(6,051)	(2,463,902)	--	0.0
Fidelity Industrials Central Fund	70,743,549	7,491,955	11,355,816	(276,256)	(4,337,815)	62,265,617	3.6
Fidelity Inflation-Protected Bond Index Central Fund	206,124,407	131,725,192	75,547,043	311,695	5,086,913	267,701,164	19.4
Fidelity Information Technology Central Fund	190,356,674	37,365,704	52,251,739	(2,594,844)	(24,620,599)	148,255,196	3.4
Fidelity International Credit Central Fund	28,987,776	23,395,346	2,817,172	(11,077)	2,453,581	52,008,454	17.2
Fidelity International Equity Central Fund	132,076,285	18,918,015	14,675,683	213,321	(9,547,073)	126,984,865	5.2
Fidelity Investment Grade Bond Central Fund	2,069,713,719	254,102,253	337,705,528	7,800,524	129,222,958	2,123,133,926	8.0
Fidelity Materials Central Fund	18,945,269	2,669,116	3,006,274	(490,939)	(2,601,346)	15,515,826	3.5
Fidelity Real Estate Equity Central Fund	20,759,325	53,931,543	2,238,677	54,792	4,974,517	77,481,500	17.1
Fidelity Utilities Central Fund	21,377,685	3,378,484	3,756,090	179,153	1,600,290	22,779,522	3.6
	$3,343,922,444	$835,916,935	$663,809,224	$5,623,440	$72,552,955	$3,594,206,550

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,024,793,596	$1,024,793,596	$--	$--
Fixed-Income Central Funds	2,569,412,954	2,569,412,954	--	--
Money Market Central Funds	1,331,732,860	1,331,732,860	--	--
Other Short-Term Investments	6,352,125	--	6,352,125	--
Investment Companies	191,187,888	191,187,888	--	--
Total Investments in Securities:	$5,123,479,423	$5,117,127,298	$6,352,125	$--
Derivative Instruments:
Assets
Futures Contracts	$1,458,249	$1,458,249	$--	$--
Total Assets	$1,458,249	$1,458,249	$--	$--
Total Derivative Instruments:	$1,458,249	$1,458,249	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,458,249	$0
Total Equity Risk	1,458,249	0
Total Value of Derivatives	$1,458,249	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.6%
Cayman Islands	1.6%
United Kingdom	1.4%
Netherlands	1.2%
Mexico	1.1%
Others (Individually Less Than 1%)	7.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $183,138,260)	$197,540,013
Fidelity Central Funds (cost $4,397,812,717)	4,925,939,410
Total Investment in Securities (cost $4,580,950,977)		$5,123,479,423
Receivable for investments sold		1,542,170
Receivable for fund shares sold		6,734,685
Distributions receivable from Fidelity Central Funds		260,127
Prepaid expenses		9,859
Total assets		5,132,026,264
Liabilities
Payable for investments purchased	$3,737,143
Payable for fund shares redeemed	2,799,196
Accrued management fee	1,716,648
Distribution and service plan fees payable	38,148
Payable for daily variation margin on futures contracts	440,550
Other affiliated payables	435,215
Other payables and accrued expenses	45,158
Total liabilities		9,212,058
Net Assets		$5,122,814,206
Net Assets consist of:
Paid in capital		$4,803,177,332
Total accumulated earnings (loss)		319,636,874
Net Assets		$5,122,814,206
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($45,152,657 ÷ 3,341,502 shares)(a)		$13.51
Maximum offering price per share (100/94.25 of $13.51)		$14.33
Class M:
Net Asset Value and redemption price per share ($25,695,919 ÷ 1,905,889 shares)(a)		$13.48
Maximum offering price per share (100/96.50 of $13.48)		$13.97
Class C:
Net Asset Value and offering price per share ($21,588,322 ÷ 1,607,550 shares)(a)		$13.43
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,990,187,888 ÷ 368,670,517 shares)		$13.54
Class I:
Net Asset Value, offering price and redemption price per share ($25,576,590 ÷ 1,890,190 shares)		$13.53
Class Z:
Net Asset Value, offering price and redemption price per share ($14,612,830 ÷ 1,079,939 shares)		$13.53

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2019
Investment Income
Dividends		$8,047,225
Interest		133,723
Income from Fidelity Central Funds (including $74,775 from security lending)		130,414,220
Total income		138,595,168
Expenses
Management fee	$19,996,979
Transfer agent fees	3,974,590
Distribution and service plan fees	460,786
Accounting and security lending fees	1,173,116
Custodian fees and expenses	5,774
Independent trustees' fees and expenses	21,184
Registration fees	165,806
Audit	40,130
Legal	6,969
Miscellaneous	32,930
Total expenses before reductions	25,878,264
Expense reductions	(64,245)
Total expenses after reductions		25,814,019
Net investment income (loss)		112,781,149
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,403,117
Fidelity Central Funds	5,620,414
Futures contracts	(545,570)
Capital gain distributions from Fidelity Central Funds	54,959,423
Total net realized gain (loss)		64,437,384
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	596,620
Fidelity Central Funds	72,440,165
Futures contracts	3,378,225
Total change in net unrealized appreciation (depreciation)		76,415,010
Net gain (loss)		140,852,394
Net increase (decrease) in net assets resulting from operations		$253,633,543

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2019	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$112,781,149	$90,059,063
Net realized gain (loss)	64,437,384	104,229,334
Change in net unrealized appreciation (depreciation)	76,415,010	(64,059,608)
Net increase (decrease) in net assets resulting from operations	253,633,543	130,228,789
Distributions to shareholders	(203,283,861)	–
Distributions to shareholders from net investment income	–	(86,728,993)
Distributions to shareholders from net realized gain	–	(100,823,387)
Total distributions	(203,283,861)	(187,552,380)
Share transactions - net increase (decrease)	116,857,755	(8,653,347)
Total increase (decrease) in net assets	167,207,437	(65,976,938)
Net Assets
Beginning of period	4,955,606,769	5,021,583,707
End of period	$5,122,814,206	$4,955,606,769
Other Information
Undistributed net investment income end of period		$10,723,768

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 20% Class A

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.40	$13.55	$13.24	$12.93	$13.56
Income from Investment Operations
Net investment income (loss)A	.26	.20	.16	.19	.18
Net realized and unrealized gain (loss)	.36	.11	.37	.59	(.22)
Total from investment operations	.62	.31	.53	.78	(.04)
Distributions from net investment income	(.26)	(.19)	(.16)	(.20)	(.17)
Distributions from net realized gain	(.24)	(.27)	(.07)	(.27)	(.42)
Total distributions	(.51)B	(.46)	(.22)C	(.47)	(.59)
Net asset value, end of period	$13.51	$13.40	$13.55	$13.24	$12.93
Total ReturnD,E	4.85%	2.36%	4.08%	6.18%	(.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%	.84%	.84%	.83%	.83%
Expenses net of fee waivers, if any	.83%	.84%	.84%	.83%	.83%
Expenses net of all reductions	.83%	.84%	.83%	.83%	.83%
Net investment income (loss)	1.97%	1.49%	1.21%	1.47%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$45,153	$39,089	$39,787	$42,221	$38,841
Portfolio turnover rateH	41%	24%	22%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.244 per share.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.065 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class M

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.37	$13.52	$13.21	$12.90	$13.53
Income from Investment Operations
Net investment income (loss)A	.23	.16	.13	.16	.14
Net realized and unrealized gain (loss)	.35	.12	.37	.58	(.21)
Total from investment operations	.58	.28	.50	.74	(.07)
Distributions from net investment income	(.23)	(.16)	(.12)	(.17)	(.14)
Distributions from net realized gain	(.24)	(.27)	(.07)	(.27)	(.42)
Total distributions	(.47)	(.43)	(.19)	(.43)B	(.56)
Net asset value, end of period	$13.48	$13.37	$13.52	$13.21	$12.90
Total ReturnC,D	4.58%	2.10%	3.81%	5.93%	(.59)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.08%	1.10%	1.10%	1.09%	1.10%
Expenses net of fee waivers, if any	1.08%	1.10%	1.10%	1.09%	1.10%
Expenses net of all reductions	1.08%	1.10%	1.10%	1.09%	1.10%
Net investment income (loss)	1.72%	1.23%	.95%	1.21%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$25,696	$22,133	$22,474	$25,052	$19,162
Portfolio turnover rateG	41%	24%	22%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.43 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.269 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class C

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$13.47	$13.17	$12.85	$13.48
Income from Investment Operations
Net investment income (loss)A	.16	.10	.06	.09	.07
Net realized and unrealized gain (loss)	.36	.11	.36	.60	(.21)
Total from investment operations	.52	.21	.42	.69	(.14)
Distributions from net investment income	(.16)	(.09)	(.06)	(.10)	(.07)
Distributions from net realized gain	(.24)	(.27)	(.07)	(.27)	(.42)
Total distributions	(.41)B	(.36)	(.12)C	(.37)	(.49)
Net asset value, end of period	$13.43	$13.32	$13.47	$13.17	$12.85
Total ReturnD,E	4.06%	1.59%	3.25%	5.49%	(1.09)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%	1.59%	1.59%	1.59%	1.60%
Expenses net of fee waivers, if any	1.59%	1.59%	1.59%	1.59%	1.60%
Expenses net of all reductions	1.59%	1.59%	1.59%	1.59%	1.60%
Net investment income (loss)	1.21%	.74%	.45%	.71%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$21,588	$26,000	$28,217	$29,337	$28,515
Portfolio turnover rateH	41%	24%	22%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.41 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.244 per share.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.065 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20%

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$13.57	$13.26	$12.94	$13.57
Income from Investment Operations
Net investment income (loss)A	.30	.24	.20	.23	.22
Net realized and unrealized gain (loss)	.37	.12	.37	.60	(.22)
Total from investment operations	.67	.36	.57	.83	–
Distributions from net investment income	(.31)	(.24)	(.20)	(.24)	(.21)
Distributions from net realized gain	(.24)	(.27)	(.07)	(.27)	(.42)
Total distributions	(.55)	(.51)	(.26)B	(.51)	(.63)
Net asset value, end of period	$13.54	$13.42	$13.57	$13.26	$12.94
Total ReturnC	5.24%	2.68%	4.40%	6.58%	(.04)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.51%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.51%	.51%	.52%	.52%	.52%
Net investment income (loss)	2.29%	1.81%	1.52%	1.78%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$4,990,188	$4,819,671	$4,880,833	$4,802,797	$4,685,019
Portfolio turnover rateF	41%	24%	22%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.065 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class I

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$13.57	$13.26	$12.94	$13.57
Income from Investment Operations
Net investment income (loss)A	.30	.24	.20	.22	.21
Net realized and unrealized gain (loss)	.36	.10	.37	.60	(.21)
Total from investment operations	.66	.34	.57	.82	–
Distributions from net investment income	(.30)	(.23)	(.19)	(.24)	(.21)
Distributions from net realized gain	(.24)	(.27)	(.07)	(.27)	(.42)
Total distributions	(.54)	(.50)	(.26)	(.50)B	(.63)
Net asset value, end of period	$13.53	$13.41	$13.57	$13.26	$12.94
Total ReturnC	5.18%	2.57%	4.35%	6.56%	(.08)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	.55%	.56%	.57%	.57%
Expenses net of fee waivers, if any	.56%	.55%	.56%	.57%	.57%
Expenses net of all reductions	.56%	.55%	.56%	.57%	.57%
Net investment income (loss)	2.24%	1.78%	1.48%	1.73%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$25,577	$48,713	$50,272	$27,315	$16,388
Portfolio turnover rateF	41%	24%	22%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.269 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class Z

Year ended September 30,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.41
Income from Investment Operations
Net investment income (loss)B	.30
Net realized and unrealized gain (loss)	.37
Total from investment operations	.67
Distributions from net investment income	(.31)
Distributions from net realized gain	(.24)
Total distributions	(.55)
Net asset value, end of period	$13.53
Total ReturnC,D	5.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G
Expenses net of fee waivers, if any	.48%G
Expenses net of all reductions	.48%G
Net investment income (loss)	2.32%G
Supplemental Data
Net assets, end of period (000 omitted)	$14,613
Portfolio turnover rateH	41%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .05% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2019

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	15.2
Fannie Mae	3.7
Ginnie Mae	3.1
Freddie Mac	2.7
Morgan Stanley	0.8
25.5

Quality Diversification (% of fund's net assets)

As of September 30, 2019
U.S. Government and U.S. Government Agency Obligations	25.3%
AAA,AA,A	4.8%
BBB	12.6%
BB and Below	4.1%
Not Rated	1.2%
Equities*	35.2%
Short-Term Investments and Net Other Assets	16.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2019

% of fund's net assets
Microsoft Corp.	1.0
Apple, Inc.	0.9
Alphabet, Inc. Class A	0.5
Amazon.com, Inc.	0.4
Tencent Holdings Ltd.	0.2
3.0

Top Five Market Sectors as of September 30, 2019

% of fund's net assets
Financials	26.5
Information Technology	5.6
Health Care	4.2
Real Estate	4.2
Energy	4.0

Asset Allocation (% of fund's net assets)

As of September 30, 2019
Stock Class and Equity Futures*	35.3%
Bond Class	45.5%
Short-Term Class	19.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 16.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Schedule of Investments September 30, 2019

Showing Percentage of Net Assets

Equity Central Funds - 30.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	936,720	$4,421,320
Fidelity Communication Services Central Fund (a)	145,070	29,849,679
Fidelity Consumer Discretionary Central Fund (a)	104,230	35,863,420
Fidelity Consumer Staples Central Fund (a)	113,073	23,209,376
Fidelity Emerging Markets Equity Central Fund (a)	384,400	80,958,483
Fidelity Energy Central Fund (a)	150,630	14,611,117
Fidelity Financials Central Fund (a)	625,629	64,908,991
Fidelity Health Care Central Fund (a)	116,623	47,748,854
Fidelity Industrials Central Fund (a)	119,828	34,129,524
Fidelity Information Technology Central Fund (a)	200,500	81,039,910
Fidelity International Equity Central Fund (a)	989,597	77,119,279
Fidelity Materials Central Fund (a)	44,485	8,631,520
Fidelity Real Estate Equity Central Fund (a)	214,163	26,648,248
Fidelity Utilities Central Fund (a)	61,093	12,503,906
TOTAL EQUITY CENTRAL FUNDS
(Cost $442,487,230)		541,643,627

Fixed-Income Central Funds - 49.6%
High Yield Fixed-Income Funds - 2.5%
Fidelity Emerging Markets Debt Central Fund (a)	1,836,770	17,118,699
Fidelity Floating Rate Central Fund (a)	85,946	8,713,247
Fidelity High Income Central Fund (a)	159,149	17,698,975

TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,530,921

Investment Grade Fixed-Income Funds - 47.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	825,640	84,966,620
Fidelity International Credit Central Fund (a)	171,869	17,922,469
Fidelity Investment Grade Bond Central Fund (a)	6,477,142	729,326,223

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		832,215,312

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $829,421,508)		875,746,233

Money Market Central Funds - 17.2%
Fidelity Cash Central Fund 1.96% (b)	38,367,854	38,375,528
Fidelity Money Market Central Fund 2.14% (b)	216,629,176	216,629,176
Fidelity Securities Lending Cash Central Fund 1.96% (b)(c)	48,530,722	48,535,575
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $303,546,807)		303,540,279
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
United States Treasury, yield at date of purchase 1.82% to 2.09% 10/17/19 to 12/26/19 (d)
(Cost $4,806,716)	4,820,000	4,807,792
	Shares	Value

Investment Companies - 5.0%
iShares 20+ Year Treasury Bond ETF (e)	205,593	$29,416,246
iShares MSCI Japan ETF (e)	321,834	18,260,861
iShares S&P 500 Index ETF	135,836	40,549,763
TOTAL INVESTMENT COMPANIES
(Cost $82,076,015)		88,226,870
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $1,662,338,276)		1,813,964,801
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(48,952,204)
NET ASSETS - 100%		$1,765,012,597

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	920	Dec. 2019	$87,326,400	$1,004,931	$1,004,931

The notional amount of futures sold as a percentage of Net Assets is 4.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,807,792.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,495,607
Fidelity Commodity Strategy Central Fund	90,019
Fidelity Communication Services Central Fund	176,688
Fidelity Consumer Discretionary Central Fund	1,262,587
Fidelity Consumer Staples Central Fund	2,019,977
Fidelity Emerging Markets Debt Central Fund	585,917
Fidelity Emerging Markets Equity Central Fund	1,806,554
Fidelity Energy Central Fund	351,513
Fidelity Financials Central Fund	3,842,841
Fidelity Floating Rate Central Fund	821,539
Fidelity Health Care Central Fund	2,709,024
Fidelity High Income Central Fund	491,003
Fidelity High Income Central Fund 1	927,027
Fidelity Industrials Central Fund	1,770,318
Fidelity Inflation-Protected Bond Index Central Fund	1,921,592
Fidelity Information Technology Central Fund	12,146,655
Fidelity International Credit Central Fund	475,994
Fidelity International Equity Central Fund	5,186,652
Fidelity Investment Grade Bond Central Fund	22,768,041
Fidelity Materials Central Fund	762,814
Fidelity Money Market Central Fund	5,153,165
Fidelity Real Estate Equity Central Fund	387,326
Fidelity Securities Lending Cash Central Fund	21,913
Fidelity Utilities Central Fund	1,061,181
Total	$68,235,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$5,190,549	$198,851	$(4,045)	$(566,333)	$4,421,320	1.9
Fidelity Communication Services Central Fund	6,691,539	21,623,992	1,315,146	8,647	2,840,647	29,849,679	1.8
Fidelity Consumer Discretionary Central Fund	38,379,336	6,134,617	7,863,469	20,272	(807,336)	35,863,420	1.9
Fidelity Consumer Staples Central Fund	20,296,601	4,564,314	2,097,237	(190,752)	636,450	23,209,376	1.8
Fidelity Emerging Markets Debt Central Fund	7,879,274	10,044,027	460,732	(922)	(342,948)	17,118,699	0.6
Fidelity Emerging Markets Equity Central Fund	16,094,590	70,076,167	3,179,311	(79,863)	(1,953,100)	80,958,483	4.5
Fidelity Energy Central Fund	19,863,660	2,275,555	1,932,642	(171,167)	(5,424,289)	14,611,117	1.9
Fidelity Financials Central Fund	61,741,989	11,149,249	7,709,137	(471,436)	198,326	64,908,991	2.0
Fidelity Floating Rate Central Fund	15,857,545	2,296,765	9,157,230	374,562	(658,395)	8,713,247	0.4
Fidelity Health Care Central Fund	52,962,678	8,422,267	6,005,690	96,080	(7,726,481)	47,748,854	1.9
Fidelity High Income Central Fund	--	1,376,772	10,161,979	(24,656)	(105,609)	17,698,975	0.7
Fidelity High Income Central Fund 1	23,805,744	3,738,981	985,427	(6,707)	61,856	--	--
Fidelity Industrials Central Fund	34,788,287	5,700,721	4,040,887	(174,786)	(2,143,811)	34,129,524	1.9
Fidelity Inflation-Protected Bond Index Central Fund	65,181,254	40,349,584	22,262,416	(149,137)	1,847,335	84,966,620	6.1
Fidelity Information Technology Central Fund	91,858,089	24,032,115	21,605,086	(2,211,759)	(11,033,449)	81,039,910	1.9
Fidelity International Credit Central Fund	9,185,262	8,460,411	541,878	18	818,656	17,922,469	5.9
Fidelity International Equity Central Fund	74,803,125	12,448,812	4,826,384	(105,519)	(5,200,755)	77,119,279	3.2
Fidelity Investment Grade Bond Central Fund	655,962,465	121,207,822	92,507,646	(456,307)	45,119,889	729,326,223	2.7
Fidelity Materials Central Fund	9,195,331	1,937,456	931,480	(157,049)	(1,412,738)	8,631,520	2.0
Fidelity Real Estate Equity Central Fund	6,687,035	18,720,211	440,832	2,513	1,679,321	26,648,248	5.9
Fidelity Utilities Central Fund	10,419,472	2,348,815	1,228,273	16,508	947,384	12,503,906	1.9
	$1,221,653,276	$382,099,202	$199,451,733	$(3,685,505)	$16,774,620	$1,417,389,860

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$541,643,627	$541,643,627	$--	$--
Fixed-Income Central Funds	875,746,233	875,746,233	--	--
Money Market Central Funds	303,540,279	303,540,279	--	--
Other Short-Term Investments	4,807,792	--	4,807,792	--
Investment Companies	88,226,870	88,226,870	--	--
Total Investments in Securities:	$1,813,964,801	$1,809,157,009	$4,807,792	$--
Derivative Instruments:
Assets
Futures Contracts	$1,004,931	$1,004,931	$--	$--
Total Assets	$1,004,931	$1,004,931	$--	$--
Total Derivative Instruments:	$1,004,931	$1,004,931	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,004,931	$0
Total Equity Risk	1,004,931	0
Total Value of Derivatives	$1,004,931	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.8%
United Kingdom	1.9%
Cayman Islands	1.9%
Netherlands	1.3%
Mexico	1.1%
Others (Individually Less Than 1%)	10.0%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019
Assets
Investment in securities, at value (including securities loaned of $47,661,872) — See accompanying schedule: Unaffiliated issuers (cost $86,882,731)	$93,034,662
Fidelity Central Funds (cost $1,575,455,545)	1,720,930,139
Total Investment in Securities (cost $1,662,338,276)		$1,813,964,801
Receivable for investments sold		518,852
Receivable for fund shares sold		2,607,706
Distributions receivable from Fidelity Central Funds		73,076
Prepaid expenses		3,273
Total assets		1,817,167,708
Liabilities
Payable for investments purchased	$1,950,731
Payable for fund shares redeemed	547,592
Accrued management fee	587,180
Distribution and service plan fees payable	34,349
Payable for daily variation margin on futures contracts	303,600
Other affiliated payables	157,971
Other payables and accrued expenses	38,113
Collateral on securities loaned	48,535,575
Total liabilities		52,155,111
Net Assets		$1,765,012,597
Net Assets consist of:
Paid in capital		$1,646,182,710
Total accumulated earnings (loss)		118,829,887
Net Assets		$1,765,012,597
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,977,835 ÷ 3,288,870 shares)(a)		$11.24
Maximum offering price per share (100/94.25 of $11.24)		$11.93
Class M:
Net Asset Value and redemption price per share ($16,252,140 ÷ 1,447,857 shares)(a)		$11.22
Maximum offering price per share (100/96.50 of $11.22)		$11.63
Class C:
Net Asset Value and offering price per share ($24,223,784 ÷ 2,169,729 shares)(a)		$11.16
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($1,661,191,953 ÷ 147,801,254 shares)		$11.24
Class I:
Net Asset Value, offering price and redemption price per share ($19,013,753 ÷ 1,691,751 shares)		$11.24
Class Z:
Net Asset Value, offering price and redemption price per share ($7,353,132 ÷ 654,288 shares)		$11.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2019
Investment Income
Dividends		$2,853,832
Interest		60,688
Income from Fidelity Central Funds (including $21,913 from security lending)		41,034,098
Total income		43,948,618
Expenses
Management fee	$6,501,983
Transfer agent fees	1,241,238
Distribution and service plan fees	384,094
Accounting and security lending fees	542,555
Custodian fees and expenses	2,456
Independent trustees' fees and expenses	6,815
Registration fees	172,696
Audit	40,130
Legal	2,011
Miscellaneous	10,319
Total expenses before reductions	8,904,297
Expense reductions	(30,542)
Total expenses after reductions		8,873,755
Net investment income (loss)		35,074,863
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,053,910
Fidelity Central Funds	(3,687,454)
Futures contracts	(1,510,565)
Capital gain distributions from Fidelity Central Funds	27,201,849
Total net realized gain (loss)		23,057,740
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,807,915
Fidelity Central Funds	16,754,088
Futures contracts	1,820,442
Total change in net unrealized appreciation (depreciation)		20,382,445
Net gain (loss)		43,440,185
Net increase (decrease) in net assets resulting from operations		$78,515,048

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2019	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,074,863	$25,079,910
Net realized gain (loss)	23,057,740	29,228,042
Change in net unrealized appreciation (depreciation)	20,382,445	(4,623,745)
Net increase (decrease) in net assets resulting from operations	78,515,048	49,684,207
Distributions to shareholders	(60,202,108)	–
Distributions to shareholders from net investment income	–	(23,859,157)
Distributions to shareholders from net realized gain	–	(21,589,863)
Total distributions	(60,202,108)	(45,449,020)
Share transactions - net increase (decrease)	173,802,985	352,505,002
Total increase (decrease) in net assets	192,115,925	356,740,189
Net Assets
Beginning of period	1,572,896,672	1,216,156,483
End of period	$1,765,012,597	$1,572,896,672
Other Information
Undistributed net investment income end of period		$3,196,727

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 30% Class A

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.11	$10.62	$10.19	$10.71
Income from Investment Operations
Net investment income (loss)A	.21	.16	.13	.16	.15
Net realized and unrealized gain (loss)	.27	.21	.51	.60	(.23)
Total from investment operations	.48	.37	.64	.76	(.08)
Distributions from net investment income	(.21)	(.15)	(.13)	(.17)	(.15)
Distributions from net realized gain	(.18)	(.18)	(.02)	(.16)	(.30)
Total distributions	(.39)	(.33)	(.15)	(.33)	(.44)B
Net asset value, end of period	$11.24	$11.15	$11.11	$10.62	$10.19
Total ReturnC,D	4.54%	3.40%	6.06%	7.61%	(.79)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%	.84%	.85%	.85%	.86%
Expenses net of fee waivers, if any	.82%	.84%	.85%	.85%	.86%
Expenses net of all reductions	.82%	.84%	.85%	.85%	.86%
Net investment income (loss)	1.91%	1.47%	1.24%	1.58%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$36,978	$28,713	$22,457	$23,868	$21,424
Portfolio turnover rateG	34%	18%	24%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class M

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.10	$10.61	$10.18	$10.70
Income from Investment Operations
Net investment income (loss)A	.18	.13	.11	.14	.13
Net realized and unrealized gain (loss)	.27	.21	.50	.59	(.23)
Total from investment operations	.45	.34	.61	.73	(.10)
Distributions from net investment income	(.18)	(.13)	(.10)	(.14)	(.12)
Distributions from net realized gain	(.18)	(.18)	(.02)	(.16)	(.30)
Total distributions	(.36)	(.31)	(.12)	(.30)	(.42)
Net asset value, end of period	$11.22	$11.13	$11.10	$10.61	$10.18
Total ReturnB,C	4.28%	3.08%	5.81%	7.33%	(1.02)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.09%	1.10%	1.11%	1.11%	1.12%
Expenses net of fee waivers, if any	1.09%	1.09%	1.11%	1.11%	1.12%
Expenses net of all reductions	1.09%	1.09%	1.11%	1.11%	1.12%
Net investment income (loss)	1.64%	1.21%	.98%	1.32%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$16,252	$14,473	$13,023	$11,834	$11,098
Portfolio turnover rateF	34%	18%	24%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class C

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$11.04	$10.57	$10.14	$10.66
Income from Investment Operations
Net investment income (loss)A	.12	.08	.05	.08	.07
Net realized and unrealized gain (loss)	.28	.20	.49	.60	(.22)
Total from investment operations	.40	.28	.54	.68	(.15)
Distributions from net investment income	(.12)	(.07)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.18)	(.18)	(.02)	(.16)	(.30)
Total distributions	(.31)B	(.25)	(.07)	(.25)	(.37)
Net asset value, end of period	$11.16	$11.07	$11.04	$10.57	$10.14
Total ReturnC,D	3.77%	2.59%	5.16%	6.85%	(1.51)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.60%	1.61%	1.61%	1.61%	1.62%
Expenses net of fee waivers, if any	1.60%	1.61%	1.61%	1.61%	1.62%
Expenses net of all reductions	1.60%	1.61%	1.61%	1.61%	1.61%
Net investment income (loss)	1.13%	.70%	.47%	.82%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$24,224	$24,911	$20,979	$21,579	$19,621
Portfolio turnover rateG	34%	18%	24%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.182 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30%

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.11	$10.63	$10.20	$10.71
Income from Investment Operations
Net investment income (loss)A	.24	.20	.17	.20	.19
Net realized and unrealized gain (loss)	.27	.21	.49	.59	(.22)
Total from investment operations	.51	.41	.66	.79	(.03)
Distributions from net investment income	(.24)	(.19)	(.16)	(.20)	(.18)
Distributions from net realized gain	(.18)	(.18)	(.02)	(.16)	(.30)
Total distributions	(.42)	(.37)	(.18)	(.36)	(.48)
Net asset value, end of period	$11.24	$11.15	$11.11	$10.63	$10.20
Total ReturnB	4.87%	3.75%	6.32%	7.94%	(.38)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.53%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.52%	.53%	.54%	.54%	.55%
Expenses net of all reductions	.52%	.53%	.53%	.53%	.54%
Net investment income (loss)	2.21%	1.78%	1.55%	1.90%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$1,661,192	$1,480,983	$1,139,197	$937,285	$820,206
Portfolio turnover rateE	34%	18%	24%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class I

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.11	$10.62	$10.20	$10.71
Income from Investment Operations
Net investment income (loss)A	.23	.19	.16	.19	.18
Net realized and unrealized gain (loss)	.28	.21	.50	.59	(.22)
Total from investment operations	.51	.40	.66	.78	(.04)
Distributions from net investment income	(.23)	(.18)	(.15)	(.20)	(.17)
Distributions from net realized gain	(.18)	(.18)	(.02)	(.16)	(.30)
Total distributions	(.42)B	(.36)	(.17)	(.36)	(.47)
Net asset value, end of period	$11.24	$11.15	$11.11	$10.62	$10.20
Total ReturnC	4.80%	3.66%	6.32%	7.80%	(.46)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	.61%	.62%	.60%	.61%
Expenses net of fee waivers, if any	.59%	.61%	.62%	.60%	.61%
Expenses net of all reductions	.59%	.61%	.62%	.60%	.61%
Net investment income (loss)	2.14%	1.70%	1.46%	1.84%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$19,014	$23,818	$20,500	$11,501	$8,759
Portfolio turnover rateF	34%	18%	24%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.42 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.182 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class Z

Year ended September 30,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.14
Income from Investment Operations
Net investment income (loss)B	.24
Net realized and unrealized gain (loss)	.29
Total from investment operations	.53
Distributions from net investment income	(.25)
Distributions from net realized gain	(.18)
Total distributions	(.43)
Net asset value, end of period	$11.24
Total ReturnC,D	5.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G
Expenses net of fee waivers, if any	.50%G
Expenses net of all reductions	.50%G
Net investment income (loss)	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,353
Portfolio turnover rateH	34%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2019

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	13.9
Fannie Mae	3.1
Ginnie Mae	2.8
Freddie Mac	2.4
Morgan Stanley	0.7
22.9

Quality Diversification (% of fund's net assets)

As of September 30, 2019
U.S. Government and U.S. Government Agency Obligations	22.9%
AAA,AA,A	4.0%
BBB	11.3%
BB and Below	3.8%
Not Rated	1.1%
Equities*	44.8%
Short-Term Investments and Net Other Assets	12.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2019

% of fund's net assets
Microsoft Corp.	1.3
Apple, Inc.	1.2
Alphabet, Inc. Class A	0.7
Amazon.com, Inc.	0.6
Roche Holding AG (participation certificate)	0.3
4.1

Top Five Market Sectors as of September 30, 2019

% of fund's net assets
Financials	22.1
Information Technology	7.2
Health Care	5.3
Consumer Discretionary	4.9
Communication Services	4.7

Asset Allocation (% of fund's net assets)

As of September 30, 2019
Stock Class and Equity Futures*	45.4%
Bond Class	40.7%
Short-Term Class	13.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 18.8% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Schedule of Investments September 30, 2019

Showing Percentage of Net Assets

Equity Central Funds - 40.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,643,313	$7,756,437
Fidelity Communication Services Central Fund (a)	204,424	42,062,287
Fidelity Consumer Discretionary Central Fund (a)	147,306	50,685,069
Fidelity Consumer Staples Central Fund (a)	159,735	32,787,164
Fidelity Emerging Markets Equity Central Fund (a)	458,612	96,588,206
Fidelity Energy Central Fund (a)	212,370	20,599,920
Fidelity Financials Central Fund (a)	880,989	91,402,608
Fidelity Health Care Central Fund (a)	164,424	67,320,251
Fidelity Industrials Central Fund (a)	168,974	48,127,043
Fidelity Information Technology Central Fund(a)	282,443	114,160,697
Fidelity International Equity Central Fund (a)	1,440,693	112,273,224
Fidelity Materials Central Fund (a)	62,003	12,030,347
Fidelity Real Estate Equity Central Fund (a)	220,038	27,379,308
Fidelity Utilities Central Fund (a)	85,761	17,552,733
TOTAL EQUITY CENTRAL FUNDS
(Cost $592,350,998)		740,725,294

Fixed-Income Central Funds - 44.4%
High Yield Fixed-Income Funds - 2.5%
Fidelity Emerging Markets Debt Central Fund (a)	1,894,179	17,653,749
Fidelity Floating Rate Central Fund (a)	87,992	8,920,661
Fidelity High Income Central Fund (a)	163,278	18,158,108

TOTAL HIGH YIELD FIXED-INCOME FUNDS		44,732,518

Investment Grade Fixed-Income Funds - 41.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	825,665	84,969,155
Fidelity International Credit Central Fund (a)	177,320	18,490,955
Fidelity Investment Grade Bond Central Fund (a)	5,831,033	656,574,363

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		760,034,473

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $763,490,651)		804,766,991

Money Market Central Funds - 12.3%
Fidelity Cash Central Fund 1.96% (b)	39,900,530	39,908,510
Fidelity Money Market Central Fund 2.14% (b)	133,164,675	133,164,675
Fidelity Securities Lending Cash Central Fund 1.96% (b)(c)	50,403,835	50,408,875
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $223,483,107)		223,482,060
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
United States Treasury, yield at date of purchase 1.82% to 2.07% 10/17/19 to 12/26/19 (d)
(Cost $5,015,342)	5,030,000	5,016,540
	Shares	Value

Investment Companies - 5.0%
iShares 20+ Year Treasury Bond ETF (e)	213,442	$30,539,281
iShares Core MSCI Emerging Markets ETF	36,468	1,787,661
iShares MSCI Japan ETF (e)	334,385	18,973,005
iShares S&P 500 Index ETF	134,258	40,078,701
TOTAL INVESTMENT COMPANIES
(Cost $85,085,650)		91,378,648
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $1,669,425,748)		1,865,369,533
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(50,688,797)
NET ASSETS - 100%		$1,814,680,736

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	959	Dec. 2019	$91,028,280	$1,047,416	$1,047,416

The notional amount of futures sold as a percentage of Net Assets is 5.0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,016,540.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,510,706
Fidelity Commodity Strategy Central Fund	160,140
Fidelity Communication Services Central Fund	259,387
Fidelity Consumer Discretionary Central Fund	1,866,743
Fidelity Consumer Staples Central Fund	2,982,707
Fidelity Emerging Markets Debt Central Fund	614,650
Fidelity Emerging Markets Equity Central Fund	2,809,362
Fidelity Energy Central Fund	513,840
Fidelity Financials Central Fund	5,659,534
Fidelity Floating Rate Central Fund	864,095
Fidelity Health Care Central Fund	4,003,316
Fidelity High Income Central Fund	527,939
Fidelity High Income Central Fund 1	1,062,070
Fidelity Industrials Central Fund	2,613,497
Fidelity Inflation-Protected Bond Index Central Fund	1,968,844
Fidelity Information Technology Central Fund	17,986,229
Fidelity International Credit Central Fund	507,217
Fidelity International Equity Central Fund	8,146,069
Fidelity Investment Grade Bond Central Fund	21,143,453
Fidelity Materials Central Fund	1,121,840
Fidelity Money Market Central Fund	3,279,089
Fidelity Real Estate Equity Central Fund	406,771
Fidelity Securities Lending Cash Central Fund	26,895
Fidelity Utilities Central Fund	1,553,280
Total	$81,587,673

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$3,502,529	$5,702,968	$509,437	$(8,812)	$(930,811)	$7,756,437	3.3
Fidelity Communication Services Central Fund	9,460,525	30,562,529	2,227,670	(7,731)	4,274,634	42,062,287	2.6
Fidelity Consumer Discretionary Central Fund	53,679,862	7,686,564	9,711,948	3,136	(972,545)	50,685,069	2.7
Fidelity Consumer Staples Central Fund	28,483,320	5,869,421	2,246,971	(25,318)	706,712	32,787,164	2.6
Fidelity Emerging Markets Debt Central Fund	8,243,186	10,431,347	661,008	(8,131)	(351,645)	17,653,749	0.6
Fidelity Emerging Markets Equity Central Fund	26,834,776	78,687,844	6,384,450	(153,605)	(2,396,359)	96,588,206	5.4
Fidelity Energy Central Fund	27,725,615	2,811,587	1,801,376	(178,343)	(7,957,563)	20,599,920	2.6
Fidelity Financials Central Fund	86,171,172	14,090,697	8,492,856	(276,442)	(89,963)	91,402,608	2.8
Fidelity Floating Rate Central Fund	16,603,656	2,270,630	9,663,618	345,954	(635,961)	8,920,661	0.5
Fidelity Health Care Central Fund	74,267,165	10,694,940	6,659,379	459	(10,982,934)	67,320,251	2.7
Fidelity High Income Central Fund	--	1,068,143	13,069,832	(176,477)	(81,629)	18,158,108	0.7
Fidelity High Income Central Fund 1	25,358,994	6,028,327	1,165,360	(6,687)	202,629	--	0.0
Fidelity Industrials Central Fund	48,886,065	7,174,183	4,565,110	(286,573)	(3,081,522)	48,127,043	2.7
Fidelity Inflation-Protected Bond Index Central Fund	66,469,796	38,395,983	21,737,977	(92,211)	1,933,564	84,969,155	6.1
Fidelity Information Technology Central Fund	127,792,913	32,810,702	27,324,709	(2,455,267)	(16,662,942)	114,160,697	2.7
Fidelity International Credit Central Fund	9,732,393	8,669,630	774,844	2,547	861,229	18,490,955	6.1
Fidelity International Equity Central Fund	116,158,802	19,611,777	15,472,419	10,536	(8,035,472)	112,273,224	4.6
Fidelity Investment Grade Bond Central Fund	618,689,316	109,589,454	113,081,178	(843,667)	42,220,438	656,574,363	2.5
Fidelity Materials Central Fund	12,798,774	2,470,593	957,348	(62,273)	(2,219,399)	12,030,347	2.7
Fidelity Real Estate Equity Central Fund	7,009,997	19,239,563	629,993	2,973	1,756,768	27,379,308	6.0
Fidelity Utilities Central Fund	14,587,978	3,023,265	1,424,278	1,902	1,363,866	17,552,733	2.7
	$1,382,456,834	$416,890,147	$248,561,761	$(4,214,030)	$(1,078,905)	$1,545,492,285

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$740,725,294	$740,725,294	$--	$--
Fixed-Income Central Funds	804,766,991	804,766,991	--	--
Money Market Central Funds	223,482,060	223,482,060	--	--
Other Short-Term Investments	5,016,540	--	5,016,540	--
Investment Companies	91,378,648	91,378,648	--	--
Total Investments in Securities:	$1,865,369,533	$1,860,352,993	$5,016,540	$--
Derivative Instruments:
Assets
Futures Contracts	$1,047,416	$1,047,416	$--	$--
Total Assets	$1,047,416	$1,047,416	$--	$--
Total Derivative Instruments:	$1,047,416	$1,047,416	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,047,416	$0
Total Equity Risk	1,047,416	0
Total Value of Derivatives	$1,047,416	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.2%
Cayman Islands	2.1%
United Kingdom	2.0%
Netherlands	1.3%
Japan	1.2%
Mexico	1.1%
Germany	1.0%
Others (Individually Less Than 1%)	10.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019
Assets
Investment in securities, at value (including securities loaned of $49,501,454) — See accompanying schedule: Unaffiliated issuers (cost $90,100,992)	$96,395,188
Fidelity Central Funds (cost $1,579,324,756)	1,768,974,345
Total Investment in Securities (cost $1,669,425,748)		$1,865,369,533
Receivable for investments sold		530,181
Receivable for fund shares sold		4,383,264
Distributions receivable from Fidelity Central Funds		74,966
Prepaid expenses		3,458
Total assets		1,870,361,402
Liabilities
Payable for investments purchased	$3,417,654
Payable for fund shares redeemed	692,743
Accrued management fee	608,416
Distribution and service plan fees payable	34,064
Payable for daily variation margin on futures contracts	316,470
Other affiliated payables	164,880
Other payables and accrued expenses	37,564
Collateral on securities loaned	50,408,875
Total liabilities		55,680,666
Net Assets		$1,814,680,736
Net Assets consist of:
Paid in capital		$1,641,923,622
Total accumulated earnings (loss)		172,757,114
Net Assets		$1,814,680,736
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,490,456 ÷ 3,596,089 shares)(a)		$11.82
Maximum offering price per share (100/94.25 of $11.82)		$12.54
Class M:
Net Asset Value and redemption price per share ($10,912,719 ÷ 925,116 shares)(a)		$11.80
Maximum offering price per share (100/96.50 of $11.80)		$12.23
Class C:
Net Asset Value and offering price per share ($24,834,369 ÷ 2,113,198 shares)(a)		$11.75
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($1,704,998,443 ÷ 144,304,682 shares)		$11.82
Class I:
Net Asset Value, offering price and redemption price per share ($25,013,800 ÷ 2,116,453 shares)		$11.82
Class Z:
Net Asset Value, offering price and redemption price per share ($6,430,949 ÷ 544,085 shares)		$11.82

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2019
Investment Income
Dividends		$3,062,203
Interest		69,405
Income from Fidelity Central Funds (including $26,895 from security lending)		41,668,100
Total income		44,799,708
Expenses
Management fee	$6,906,441
Transfer agent fees	1,335,977
Distribution and service plan fees	402,213
Accounting and security lending fees	572,969
Custodian fees and expenses	2,572
Independent trustees' fees and expenses	7,273
Registration fees	144,851
Audit	40,130
Legal	2,162
Miscellaneous	11,033
Total expenses before reductions	9,425,621
Expense reductions	(30,918)
Total expenses after reductions		9,394,703
Net investment income (loss)		35,405,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,545,059
Fidelity Central Funds	(4,212,480)
Futures contracts	(1,422,234)
Capital gain distributions from Fidelity Central Funds	39,919,573
Total net realized gain (loss)		36,829,918
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(8,780)
Fidelity Central Funds	(1,091,588)
Futures contracts	2,222,279
Total change in net unrealized appreciation (depreciation)		1,121,911
Net gain (loss)		37,951,829
Net increase (decrease) in net assets resulting from operations		$73,356,834

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2019	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,405,005	$26,893,714
Net realized gain (loss)	36,829,918	43,690,052
Change in net unrealized appreciation (depreciation)	1,121,911	3,388,740
Net increase (decrease) in net assets resulting from operations	73,356,834	73,972,506
Distributions to shareholders	(72,896,387)	–
Distributions to shareholders from net investment income	–	(24,345,900)
Distributions to shareholders from net realized gain	–	(23,502,413)
Total distributions	(72,896,387)	(47,848,313)
Share transactions - net increase (decrease)	131,600,043	220,737,989
Total increase (decrease) in net assets	132,060,490	246,862,182
Net Assets
Beginning of period	1,682,620,246	1,435,758,064
End of period	$1,814,680,736	$1,682,620,246
Other Information
Undistributed net investment income end of period		$8,195,753

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 40% Class A

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$11.67	$10.95	$10.39	$10.96
Income from Investment Operations
Net investment income (loss)A	.21	.17	.14	.16	.16
Net realized and unrealized gain (loss)	.21	.36	.73	.70	(.28)
Total from investment operations	.42	.53	.87	.86	(.12)
Distributions from net investment income	(.21)	(.15)	(.13)	(.17)	(.14)
Distributions from net realized gain	(.27)	(.18)	(.02)	(.13)	(.31)
Total distributions	(.47)B	(.33)	(.15)	(.30)	(.45)
Net asset value, end of period	$11.82	$11.87	$11.67	$10.95	$10.39
Total ReturnC,D	3.90%	4.62%	8.01%	8.44%	(1.19)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.83%	.84%	.84%	.84%	.85%
Expenses net of fee waivers, if any	.83%	.84%	.84%	.84%	.85%
Expenses net of all reductions	.83%	.84%	.84%	.84%	.84%
Net investment income (loss)	1.79%	1.41%	1.21%	1.53%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$42,490	$38,073	$36,200	$40,046	$30,959
Portfolio turnover rateG	36%	17%	20%	22%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.266 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class M

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$11.65	$10.93	$10.37	$10.94
Income from Investment Operations
Net investment income (loss)A	.18	.13	.11	.13	.13
Net realized and unrealized gain (loss)	.21	.37	.73	.70	(.28)
Total from investment operations	.39	.50	.84	.83	(.15)
Distributions from net investment income	(.17)	(.12)	(.10)	(.14)	(.11)
Distributions from net realized gain	(.27)	(.18)	(.02)	(.13)	(.31)
Total distributions	(.44)	(.30)	(.12)	(.27)	(.42)
Net asset value, end of period	$11.80	$11.85	$11.65	$10.93	$10.37
Total ReturnB,C	3.61%	4.35%	7.75%	8.12%	(1.45)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.09%	1.10%	1.12%	1.12%	1.11%
Expenses net of fee waivers, if any	1.09%	1.10%	1.11%	1.12%	1.11%
Expenses net of all reductions	1.09%	1.10%	1.11%	1.12%	1.10%
Net investment income (loss)	1.53%	1.14%	.94%	1.25%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$10,913	$12,318	$11,665	$10,297	$9,309
Portfolio turnover rateF	36%	17%	20%	22%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class C

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$11.61	$10.90	$10.34	$10.91
Income from Investment Operations
Net investment income (loss)A	.12	.08	.05	.08	.07
Net realized and unrealized gain (loss)	.21	.35	.73	.70	(.27)
Total from investment operations	.33	.43	.78	.78	(.20)
Distributions from net investment income	(.12)	(.06)	(.05)	(.09)	(.06)
Distributions from net realized gain	(.27)	(.18)	(.02)	(.13)	(.31)
Total distributions	(.38)B	(.24)	(.07)	(.22)	(.37)
Net asset value, end of period	$11.75	$11.80	$11.61	$10.90	$10.34
Total ReturnC,D	3.11%	3.77%	7.16%	7.62%	(1.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.60%	1.60%	1.61%	1.61%	1.62%
Expenses net of fee waivers, if any	1.60%	1.60%	1.61%	1.61%	1.62%
Expenses net of all reductions	1.60%	1.60%	1.61%	1.61%	1.62%
Net investment income (loss)	1.03%	.64%	.45%	.76%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$24,834	$25,656	$23,354	$22,064	$19,515
Portfolio turnover rateG	36%	17%	20%	22%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.266 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40%

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$11.67	$10.95	$10.39	$10.96
Income from Investment Operations
Net investment income (loss)A	.24	.20	.17	.19	.19
Net realized and unrealized gain (loss)	.22	.37	.73	.70	(.28)
Total from investment operations	.46	.57	.90	.89	(.09)
Distributions from net investment income	(.24)	(.19)	(.16)	(.20)	(.17)
Distributions from net realized gain	(.27)	(.18)	(.02)	(.13)	(.31)
Total distributions	(.51)	(.37)	(.18)	(.33)	(.48)
Net asset value, end of period	$11.82	$11.87	$11.67	$10.95	$10.39
Total ReturnB	4.23%	4.95%	8.35%	8.76%	(.90)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.52%	.53%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.52%	.53%	.54%	.54%	.55%
Expenses net of all reductions	.52%	.53%	.53%	.54%	.54%
Net investment income (loss)	2.10%	1.71%	1.52%	1.83%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$1,704,998	$1,577,393	$1,344,514	$1,084,411	$917,607
Portfolio turnover rateE	36%	17%	20%	22%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class I

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$11.67	$10.95	$10.39	$10.96
Income from Investment Operations
Net investment income (loss)A	.24	.20	.17	.19	.18
Net realized and unrealized gain (loss)	.21	.36	.73	.69	(.27)
Total from investment operations	.45	.56	.90	.88	(.09)
Distributions from net investment income	(.24)	(.18)	(.16)	(.19)	(.17)
Distributions from net realized gain	(.27)	(.18)	(.02)	(.13)	(.31)
Total distributions	(.50)B	(.36)	(.18)	(.32)	(.48)
Net asset value, end of period	$11.82	$11.87	$11.67	$10.95	$10.39
Total ReturnC	4.18%	4.91%	8.32%	8.67%	(.90)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	.56%	.56%	.58%	.60%
Expenses net of fee waivers, if any	.56%	.56%	.56%	.58%	.60%
Expenses net of all reductions	.56%	.56%	.56%	.58%	.60%
Net investment income (loss)	2.06%	1.68%	1.49%	1.79%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$25,014	$29,180	$20,025	$15,525	$20,038
Portfolio turnover rateF	36%	17%	20%	22%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.266 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class Z

Year ended September 30,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86
Income from Investment Operations
Net investment income (loss)B	.24
Net realized and unrealized gain (loss)	.23
Total from investment operations	.47
Distributions from net investment income	(.24)
Distributions from net realized gain	(.27)
Total distributions	(.51)
Net asset value, end of period	$11.82
Total ReturnC,D	4.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G
Expenses net of fee waivers, if any	.50%G
Expenses net of all reductions	.50%G
Net investment income (loss)	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,431
Portfolio turnover rateH	36%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2019

% of fund's net assets
Microsoft Corp.	1.7
Apple, Inc.	1.6
Alphabet, Inc. Class A	0.8
Amazon.com, Inc.	0.8
Roche Holding AG (participation certificate)	0.5
Facebook, Inc. Class A	0.5
Adobe, Inc.	0.4
AstraZeneca PLC (United Kingdom)	0.4
Capital One Financial Corp.	0.4
UnitedHealth Group, Inc.	0.4
7.5

Top Five Market Sectors as of September 30, 2019

% of fund's net assets
Financials	18.4
Information Technology	8.8
Health Care	6.4
Consumer Discretionary	6.3
Industrials	5.4

Top Five Bond Issuers as of September 30, 2019

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	12.4
Fannie Mae	2.7
Ginnie Mae	2.4
Freddie Mac	2.0
Morgan Stanley	0.6
20.1

Quality Diversification (% of fund's net assets)

As of September 30, 2019
U.S. Government and U.S. Government Agency Obligations	20.1%
AAA,AA,A	3.4%
BBB	9.6%
BB and Below	3.7%
Not Rated	1.2%
Equities*	54.7%
Short-Term Investments and Net Other Assets	7.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2019
Stock Class and Equity Futures*	55.4%
Bond Class	35.9%
Short-Term Class	8.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 21.7% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Schedule of Investments September 30, 2019

Showing Percentage of Net Assets

Equity Central Funds - 50.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	10,343,535	$48,821,485
Fidelity Communication Services Central Fund (a)	1,316,886	270,962,401
Fidelity Consumer Discretionary Central Fund (a)	946,303	325,603,934
Fidelity Consumer Staples Central Fund (a)	1,031,450	211,715,427
Fidelity Emerging Markets Equity Central Fund (a)	2,643,046	556,651,884
Fidelity Energy Central Fund (a)	1,369,649	132,855,984
Fidelity Financials Central Fund (a)	5,676,376	588,924,022
Fidelity Health Care Central Fund (a)	1,061,647	434,669,997
Fidelity Industrials Central Fund (a)	1,086,127	309,350,734
Fidelity Information Technology Central Fund (a)	1,822,537	736,651,164
Fidelity International Equity Central Fund (a)	10,075,174	785,158,315
Fidelity Materials Central Fund (a)	395,658	76,769,511
Fidelity Real Estate Equity Central Fund (a)	1,126,045	140,113,734
Fidelity Utilities Central Fund (a)	555,169	113,626,444
TOTAL EQUITY CENTRAL FUNDS
(Cost $3,152,433,422)		4,731,875,036

Fixed-Income Central Funds - 39.0%
High Yield Fixed-Income Funds - 2.5%
Fidelity Emerging Markets Debt Central Fund (a)	9,720,355	90,593,706
Fidelity Floating Rate Central Fund (a)	448,986	45,518,177
Fidelity High Income Central Fund (a)	833,760	92,722,467

TOTAL HIGH YIELD FIXED-INCOME FUNDS		228,834,350

Investment Grade Fixed-Income Funds - 36.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	4,100,590	421,991,665
Fidelity International Credit Central Fund (a)	910,561	94,953,312
Fidelity Investment Grade Bond Central Fund (a)	25,579,432	2,880,244,015

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,397,188,992

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,314,803,245)		3,626,023,342

Money Market Central Funds - 5.8%
Fidelity Cash Central Fund 1.96% (b)	172,522,963	172,557,467
Fidelity Money Market Central Fund 2.14% (b)	269,005,403	269,005,403
Fidelity Securities Lending Cash Central Fund 1.96% (b)(c)	96,334,692	96,344,325
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $537,914,110)		537,907,195
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
United States Treasury, yield at date of purchase 1.82% to 2.06% 10/31/19 to 12/26/19 (d)
(Cost $23,518,333)	23,590,000	23,524,293
	Shares	Value

Investment Companies - 5.1%
iShares 20+ Year Treasury Bond ETF	1,100,474	$157,455,820
iShares Core MSCI Emerging Markets ETF	394,571	19,341,870
iShares MSCI Japan ETF (e)	1,725,338	97,895,678
iShares S&P 500 Index ETF	668,563	199,579,426
TOTAL INVESTMENT COMPANIES
(Cost $441,940,932)		474,272,794
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $7,470,610,042)		9,393,602,660
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(99,362,365)
NET ASSETS - 100%		$9,294,240,295

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4,950	Dec. 2019	$469,854,000	$5,407,107	$5,407,107

The notional amount of futures sold as a percentage of Net Assets is 5.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,524,293.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,685,840
Fidelity Commodity Strategy Central Fund	1,030,071
Fidelity Communication Services Central Fund	1,742,026
Fidelity Consumer Discretionary Central Fund	12,662,822
Fidelity Consumer Staples Central Fund	20,299,195
Fidelity Emerging Markets Debt Central Fund	3,201,519
Fidelity Emerging Markets Equity Central Fund	20,234,326
Fidelity Energy Central Fund	3,434,021
Fidelity Financials Central Fund	38,400,681
Fidelity Floating Rate Central Fund	4,529,785
Fidelity Health Care Central Fund	27,315,841
Fidelity High Income Central Fund	2,755,818
Fidelity High Income Central Fund 1	5,767,621
Fidelity Industrials Central Fund	17,730,270
Fidelity Inflation-Protected Bond Index Central Fund	10,721,982
Fidelity Information Technology Central Fund	122,715,963
Fidelity International Credit Central Fund	2,738,790
Fidelity International Equity Central Fund	57,667,933
Fidelity Investment Grade Bond Central Fund	95,919,157
Fidelity Materials Central Fund	7,621,890
Fidelity Money Market Central Fund	6,802,932
Fidelity Real Estate Equity Central Fund	2,204,843
Fidelity Securities Lending Cash Central Fund	111,957
Fidelity Utilities Central Fund	10,580,189
Total	$483,875,472

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$19,568,502	$38,254,892	$2,764,703	$(172,630)	$(6,064,576)	$48,821,485	20.7
Fidelity Communication Services Central Fund	65,756,271	190,046,420	13,383,788	335,075	28,208,423	270,962,401	16.4
Fidelity Consumer Discretionary Central Fund	375,542,191	23,820,117	65,744,750	2,989,128	(11,002,752)	325,603,934	17.4
Fidelity Consumer Staples Central Fund	198,437,885	24,066,456	14,578,709	(875,986)	4,665,781	211,715,427	16.7
Fidelity Emerging Markets Debt Central Fund	44,440,007	51,635,910	3,566,850	(50,975)	(1,864,386)	90,593,706	3.1
Fidelity Emerging Markets Equity Central Fund	210,584,026	399,182,970	36,571,311	(1,422,180)	(15,121,621)	556,651,884	31.3
Fidelity Energy Central Fund	194,066,270	6,637,697	12,240,629	(2,061,560)	(53,545,794)	132,855,984	16.9
Fidelity Financials Central Fund	600,596,106	49,621,895	56,474,031	(3,062,719)	(1,757,229)	588,924,022	17.8
Fidelity Floating Rate Central Fund	89,995,019	5,939,460	48,830,581	1,040,237	(2,625,958)	45,518,177	2.3
Fidelity Health Care Central Fund	520,576,948	36,197,573	46,989,414	2,218,069	(77,333,179)	434,669,997	17.2
Fidelity High Income Central Fund	--	2,975,717	69,959,108	(385,723)	(400,144)	92,722,467	3.6
Fidelity High Income Central Fund 1	141,009,521	25,628,309	6,419,587	(17,372)	290,854	--	0.0
Fidelity Industrials Central Fund	338,907,106	23,816,225	29,013,167	(1,385,669)	(22,973,761)	309,350,734	17.7
Fidelity Inflation-Protected Bond Index Central Fund	370,474,121	160,371,207	118,039,206	(464,531)	9,650,074	421,991,665	30.5
Fidelity Information Technology Central Fund	888,048,275	168,590,875	184,566,080	(10,576,791)	(124,845,115)	736,651,164	17.1
Fidelity International Credit Central Fund	53,970,376	40,572,252	4,068,180	28,887	4,449,977	94,953,312	31.4
Fidelity International Equity Central Fund	851,185,720	73,363,854	77,801,171	(359,965)	(61,230,123)	785,158,315	32.3
Fidelity Investment Grade Bond Central Fund	2,984,959,552	317,491,405	607,005,132	(955,843)	185,754,033	2,880,244,015	10.8
Fidelity Materials Central Fund	89,273,982	9,377,649	6,211,325	(1,051,625)	(14,619,170)	76,769,511	17.4
Fidelity Real Estate Equity Central Fund	39,408,807	95,055,405	3,518,718	44,612	9,123,628	140,113,734	30.9
Fidelity Utilities Central Fund	101,941,110	12,493,007	9,564,787	243,843	8,513,271	113,626,444	17.7
	$8,178,741,795	$1,755,139,295	$1,417,311,227	$(15,943,718)	$(142,727,767)	$8,357,898,378

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$4,731,875,036	$4,731,875,036	$--	$--
Fixed-Income Central Funds	3,626,023,342	3,626,023,342	--	--
Money Market Central Funds	537,907,195	537,907,195	--	--
Other Short-Term Investments	23,524,293	--	23,524,293	--
Investment Companies	474,272,794	474,272,794	--	--
Total Investments in Securities:	$9,393,602,660	$9,370,078,367	$23,524,293	$--
Derivative Instruments:
Assets
Futures Contracts	$5,407,107	$5,407,107	$--	$--
Total Assets	$5,407,107	$5,407,107	$--	$--
Total Derivative Instruments:	$5,407,107	$5,407,107	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,407,107	$0
Total Equity Risk	5,407,107	0
Total Value of Derivatives	$5,407,107	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.3%
United Kingdom	2.5%
Cayman Islands	2.2%
Japan	1.6%
Netherlands	1.5%
Germany	1.3%
Switzerland	1.1%
Canada	1.1%
France	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019
Assets
Investment in securities, at value (including securities loaned of $94,659,342) — See accompanying schedule: Unaffiliated issuers (cost $465,459,265)	$497,797,087
Fidelity Central Funds (cost $7,005,150,777)	8,895,805,573
Total Investment in Securities (cost $7,470,610,042)		$9,393,602,660
Receivable for investments sold		4,307,569
Receivable for fund shares sold		3,462,893
Distributions receivable from Fidelity Central Funds		332,677
Prepaid expenses		18,129
Other receivables		219,420
Total assets		9,401,943,348
Liabilities
Payable for investments purchased	$13,124
Payable for fund shares redeemed	4,544,974
Accrued management fee	3,776,907
Distribution and service plan fees payable	76,630
Payable for daily variation margin on futures contracts	1,633,500
Other affiliated payables	1,067,052
Other payables and accrued expenses	246,541
Collateral on securities loaned	96,344,325
Total liabilities		107,703,053
Net Assets		$9,294,240,295
Net Assets consist of:
Paid in capital		$7,965,112,199
Total accumulated earnings (loss)		1,329,128,096
Net Assets		$9,294,240,295
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($95,542,252 ÷ 5,244,526 shares)(a)		$18.22
Maximum offering price per share (100/94.25 of $18.22)		$19.33
Class M:
Net Asset Value and redemption price per share ($42,657,602 ÷ 2,344,187 shares)(a)		$18.20
Maximum offering price per share (100/96.50 of $18.20)		$18.86
Class C:
Net Asset Value and offering price per share ($46,487,146 ÷ 2,574,840 shares)(a)		$18.05
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($9,026,443,588 ÷ 493,285,638 shares)		$18.30
Class I:
Net Asset Value, offering price and redemption price per share ($62,141,238 ÷ 3,402,402 shares)		$18.26
Class Z:
Net Asset Value, offering price and redemption price per share ($20,968,469 ÷ 1,148,522 shares)		$18.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2019
Investment Income
Dividends		$16,667,608
Interest		336,429
Income from Fidelity Central Funds (including $111,957 from security lending)		210,687,843
Total income		227,691,880
Expenses
Management fee	$44,213,400
Transfer agent fees	11,108,773
Distribution and service plan fees	911,768
Accounting and security lending fees	1,539,395
Custodian fees and expenses	7,554
Independent trustees' fees and expenses	39,002
Registration fees	184,678
Audit	40,128
Legal	11,957
Miscellaneous	60,776
Total expenses before reductions	58,117,431
Expense reductions	(137,522)
Total expenses after reductions		57,979,909
Net investment income (loss)		169,711,971
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,872,175
Fidelity Central Funds	(15,941,688)
Futures contracts	(11,481,744)
Capital gain distributions from Fidelity Central Funds	273,187,629
Total net realized gain (loss)		270,636,372
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(9,822,088)
Fidelity Central Funds	(142,754,113)
Futures contracts	11,623,195
Total change in net unrealized appreciation (depreciation)		(140,953,006)
Net gain (loss)		129,683,366
Net increase (decrease) in net assets resulting from operations		$299,395,337

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2019	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$169,711,971	$139,733,527
Net realized gain (loss)	270,636,372	319,288,321
Change in net unrealized appreciation (depreciation)	(140,953,006)	65,731,437
Net increase (decrease) in net assets resulting from operations	299,395,337	524,753,285
Distributions to shareholders	(448,986,882)	–
Distributions to shareholders from net investment income	–	(126,122,206)
Distributions to shareholders from net realized gain	–	(252,763,367)
Total distributions	(448,986,882)	(378,885,573)
Share transactions - net increase (decrease)	48,306,274	728,976,453
Total increase (decrease) in net assets	(101,285,271)	874,844,165
Net Assets
Beginning of period	9,395,525,566	8,520,681,401
End of period	$9,294,240,295	$9,395,525,566
Other Information
Undistributed net investment income end of period		$44,007,306

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 50% Class A

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.58	$18.29	$16.91	$16.33	$17.99
Income from Investment Operations
Net investment income (loss)A	.28	.23	.19	.23	.23
Net realized and unrealized gain (loss)	.20	.80	1.46	1.21	(.50)
Total from investment operations	.48	1.03	1.65	1.44	(.27)
Distributions from net investment income	(.29)	(.21)	(.18)	(.25)	(.22)
Distributions from net realized gain	(.55)	(.53)	(.09)	(.62)	(1.17)
Total distributions	(.84)	(.74)	(.27)	(.86)B	(1.39)
Net asset value, end of period	$18.22	$18.58	$18.29	$16.91	$16.33
Total ReturnC,D	3.07%	5.74%	9.90%	9.19%	(1.70)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%	.94%	.96%	.96%	.96%
Expenses net of fee waivers, if any	.94%	.94%	.96%	.96%	.96%
Expenses net of all reductions	.94%	.94%	.95%	.96%	.95%
Net investment income (loss)	1.57%	1.24%	1.08%	1.42%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$95,542	$86,252	$75,623	$77,724	$70,616
Portfolio turnover rateG	37%	15%	20%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.616 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class M

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.56	$18.27	$16.90	$16.31	$17.97
Income from Investment Operations
Net investment income (loss)A	.23	.18	.14	.19	.19
Net realized and unrealized gain (loss)	.21	.80	1.46	1.22	(.51)
Total from investment operations	.44	.98	1.60	1.41	(.32)
Distributions from net investment income	(.25)	(.16)	(.14)	(.20)	(.17)
Distributions from net realized gain	(.55)	(.53)	(.09)	(.62)	(1.17)
Total distributions	(.80)	(.69)	(.23)	(.82)	(1.34)
Net asset value, end of period	$18.20	$18.56	$18.27	$16.90	$16.31
Total ReturnB,C	2.81%	5.48%	9.57%	8.97%	(1.98)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.18%	1.19%	1.21%	1.22%	1.22%
Expenses net of fee waivers, if any	1.18%	1.19%	1.21%	1.22%	1.22%
Expenses net of all reductions	1.18%	1.19%	1.21%	1.22%	1.22%
Net investment income (loss)	1.33%	.99%	.83%	1.15%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$42,658	$41,222	$36,209	$32,431	$30,381
Portfolio turnover rateF	37%	15%	20%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class C

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.42	$18.15	$16.79	$16.21	$17.88
Income from Investment Operations
Net investment income (loss)A	.14	.09	.05	.11	.10
Net realized and unrealized gain (loss)	.20	.79	1.46	1.21	(.52)
Total from investment operations	.34	.88	1.51	1.32	(.42)
Distributions from net investment income	(.16)	(.08)	(.06)	(.12)	(.08)
Distributions from net realized gain	(.55)	(.53)	(.09)	(.62)	(1.17)
Total distributions	(.71)	(.61)	(.15)	(.74)	(1.25)
Net asset value, end of period	$18.05	$18.42	$18.15	$16.79	$16.21
Total ReturnB,C	2.25%	4.93%	9.07%	8.42%	(2.52)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.69%	1.70%	1.72%	1.72%	1.72%
Expenses net of fee waivers, if any	1.69%	1.70%	1.72%	1.72%	1.72%
Expenses net of all reductions	1.69%	1.70%	1.71%	1.72%	1.72%
Net investment income (loss)	.82%	.49%	.32%	.66%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$46,487	$51,337	$41,900	$42,706	$42,095
Portfolio turnover rateF	37%	15%	20%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50%

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.66	$18.37	$16.98	$16.39	$18.06
Income from Investment Operations
Net investment income (loss)A	.33	.29	.24	.28	.29
Net realized and unrealized gain (loss)	.21	.80	1.47	1.22	(.52)
Total from investment operations	.54	1.09	1.71	1.50	(.23)
Distributions from net investment income	(.35)	(.26)	(.24)	(.30)	(.27)
Distributions from net realized gain	(.55)	(.53)	(.09)	(.62)	(1.17)
Total distributions	(.90)	(.80)B	(.32)C	(.91)D	(1.44)
Net asset value, end of period	$18.30	$18.66	$18.37	$16.98	$16.39
Total ReturnE	3.37%	6.05%	10.26%	9.56%	(1.45)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%	.63%	.65%	.65%	.66%
Expenses net of fee waivers, if any	.63%	.63%	.64%	.65%	.66%
Expenses net of all reductions	.63%	.63%	.64%	.65%	.65%
Net investment income (loss)	1.88%	1.55%	1.39%	1.72%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$9,026,444	$9,140,811	$8,324,452	$7,566,062	$7,504,374
Portfolio turnover rateH	37%	15%	20%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.532 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.087 per share.

 D Total distributions of $.91 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.616 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class I

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.62	$18.33	$16.95	$16.36	$18.03
Income from Investment Operations
Net investment income (loss)A	.33	.28	.24	.27	.28
Net realized and unrealized gain (loss)	.20	.80	1.46	1.23	(.52)
Total from investment operations	.53	1.08	1.70	1.50	(.24)
Distributions from net investment income	(.34)	(.26)	(.23)	(.29)	(.26)
Distributions from net realized gain	(.55)	(.53)	(.09)	(.62)	(1.17)
Total distributions	(.89)	(.79)	(.32)	(.91)	(1.43)
Net asset value, end of period	$18.26	$18.62	$18.33	$16.95	$16.36
Total ReturnB	3.33%	6.02%	10.17%	9.53%	(1.50)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.66%	.67%	.68%	.70%	.70%
Expenses net of fee waivers, if any	.66%	.67%	.68%	.70%	.70%
Expenses net of all reductions	.66%	.67%	.68%	.70%	.69%
Net investment income (loss)	1.85%	1.52%	1.35%	1.68%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$62,141	$75,904	$42,497	$39,673	$33,434
Portfolio turnover rateE	37%	15%	20%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class Z

Year ended September 30,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$18.59
Income from Investment Operations
Net investment income (loss)B	.35
Net realized and unrealized gain (loss)	.23
Total from investment operations	.58
Distributions from net investment income	(.36)
Distributions from net realized gain	(.55)
Total distributions	(.91)
Net asset value, end of period	$18.26
Total ReturnC,D	3.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G
Expenses net of fee waivers, if any	.55%G
Expenses net of all reductions	.55%G
Net investment income (loss)	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$20,968
Portfolio turnover rateH	37%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2019

% of fund's net assets
Microsoft Corp.	2.0
Apple, Inc.	1.9
Alphabet, Inc. Class A	1.1
Amazon.com, Inc.	0.9
Roche Holding AG (participation certificate)	0.5
Facebook, Inc. Class A	0.5
Adobe, Inc.	0.5
Capital One Financial Corp.	0.4
UnitedHealth Group, Inc.	0.4
AstraZeneca PLC (United Kingdom)	0.4
8.6

Top Five Market Sectors as of September 30, 2019

% of fund's net assets
Financials	15.4
Information Technology	10.5
Health Care	7.6
Consumer Discretionary	7.2
Industrials	6.0

Quality Diversification (% of fund's net assets)

As of September 30, 2019
U.S. Government and U.S. Government Agency Obligations	17.3%
AAA,AA,A	2.9%
BBB	8.2%
BB and Below	3.2%
Not Rated	2.8%
Equities*	63.5%
Short-Term Investments and Net Other Assets	2.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2019
Stock Class and Equity Futures*	63.9%
Bond Class	31.0%
Short-Term Class	5.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 23.1% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Schedule of Investments September 30, 2019

Showing Percentage of Net Assets

Equity Central Funds - 59.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,372,380	$15,917,632
Fidelity Communication Services Central Fund (a)	515,979	106,167,767
Fidelity Consumer Discretionary Central Fund (a)	373,042	128,356,170
Fidelity Consumer Staples Central Fund (a)	406,799	83,499,614
Fidelity Emerging Markets Equity Central Fund (a)	962,391	202,689,185
Fidelity Energy Central Fund (a)	533,829	51,781,439
Fidelity Financials Central Fund (a)	2,236,391	232,025,574
Fidelity Health Care Central Fund (a)	417,729	171,030,936
Fidelity Industrials Central Fund (a)	428,125	121,938,637
Fidelity Information Technology Central Fund (a)	716,753	289,704,552
Fidelity International Equity Central Fund (a)	3,666,003	285,691,604
Fidelity Materials Central Fund (a)	156,004	30,269,377
Fidelity Real Estate Equity Central Fund (a)	368,941	45,907,288
Fidelity Utilities Central Fund (a)	216,492	44,309,417
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,451,249,504)		1,809,289,192

Fixed-Income Central Funds - 33.7%
High Yield Fixed-Income Funds - 2.4%
Fidelity Emerging Markets Debt Central Fund (a)	3,082,997	28,733,528
Fidelity Floating Rate Central Fund (a)	146,909	14,893,624
Fidelity High Income Central Fund (a)	272,773	30,335,088

TOTAL HIGH YIELD FIXED-INCOME FUNDS		73,962,240

Investment Grade Fixed-Income Funds - 31.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,285,037	132,243,107
Fidelity International Credit Central Fund (a)	284,920	29,711,418
Fidelity Investment Grade Bond Central Fund (a)	7,021,147	790,581,145

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		952,535,670

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $971,318,372)		1,026,497,910

Money Market Central Funds - 3.0%
Fidelity Cash Central Fund 1.96% (b)	45,693,297	45,702,436
Fidelity Securities Lending Cash Central Fund 1.96% (b)(c)	46,622,413	46,627,075
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $92,329,505)		92,329,511
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
United States Treasury, yield at date of purchase 1.82% to 2% 11/7/19 to 12/26/19 (d)
(Cost $5,781,020)	5,800,000	5,782,491
	Shares	Value

Investment Companies - 5.3%
iShares 20+ Year Treasury Bond ETF (e)	359,566	$51,446,703
iShares Core MSCI Emerging Markets ETF	202,603	9,931,599
iShares MSCI Japan ETF (e)	563,589	31,978,040
iShares S&P 500 Index ETF	232,475	69,398,437
TOTAL INVESTMENT COMPANIES
(Cost $153,033,727)		162,754,779
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $2,673,712,128)		3,096,653,883
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(48,837,613)
NET ASSETS - 100%		$3,047,816,270

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,215	Dec. 2019	$115,327,800	$1,327,104	$1,327,104

The notional amount of futures sold as a percentage of Net Assets is 3.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $76,084,083.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,782,491.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,965,264
Fidelity Commodity Strategy Central Fund	334,691
Fidelity Communication Services Central Fund	679,693
Fidelity Consumer Discretionary Central Fund	4,985,152
Fidelity Consumer Staples Central Fund	7,985,841
Fidelity Emerging Markets Debt Central Fund	1,025,523
Fidelity Emerging Markets Equity Central Fund	8,400,866
Fidelity Energy Central Fund	1,333,896
Fidelity Financials Central Fund	15,084,061
Fidelity Floating Rate Central Fund	1,469,123
Fidelity Health Care Central Fund	10,726,121
Fidelity High Income Central Fund	903,175
Fidelity High Income Central Fund 1	1,889,006
Fidelity Industrials Central Fund	6,975,321
Fidelity Inflation-Protected Bond Index Central Fund	3,135,045
Fidelity Information Technology Central Fund	48,186,374
Fidelity International Credit Central Fund	915,997
Fidelity International Equity Central Fund	21,967,818
Fidelity Investment Grade Bond Central Fund	25,506,664
Fidelity Materials Central Fund	2,997,963
Fidelity Real Estate Equity Central Fund	734,644
Fidelity Securities Lending Cash Central Fund	26,639
Fidelity Utilities Central Fund	4,117,675
Total	$171,346,552

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	Pecentage of Ownership
Fidelity Commodity Strategy Central Fund	$6,208,063	$12,865,173	$1,138,683	$(66,776)	$(1,950,145)	$15,917,632	6.8%
Fidelity Communication Services Central Fund	25,236,956	77,863,365	8,201,415	145,386	11,123,475	106,167,767	6.4%
Fidelity Consumer Discretionary Central Fund	146,591,048	13,205,693	28,431,737	432,071	(3,440,905)	128,356,170	6.8%
Fidelity Consumer Staples Central Fund	77,436,400	12,317,485	7,799,419	(379,673)	1,924,821	83,499,614	6.6%
Fidelity Emerging Markets Debt Central Fund	14,038,818	16,675,537	1,389,985	(11,536)	(579,306)	28,733,528	1.0%
Fidelity Emerging Markets Equity Central Fund	86,313,715	138,760,429	16,587,980	(942,761)	(4,854,218)	202,689,185	11.4%
Fidelity Energy Central Fund	74,167,253	4,828,162	5,846,964	(613,177)	(20,753,835)	51,781,439	6.6%
Fidelity Financials Central Fund	232,217,880	27,716,984	26,343,513	(1,037,595)	(528,182)	232,025,574	7.0%
Fidelity Floating Rate Central Fund	28,561,552	2,819,560	15,987,759	24,438	(524,167)	14,893,624	0.8%
Fidelity Health Care Central Fund	200,381,288	20,804,581	21,038,094	384,131	(29,500,970)	171,030,936	6.8%
Fidelity High Income Central Fund	--	1,407,938	23,715,286	(467,228)	18,236	30,335,088	1.2%
Fidelity High Income Central Fund 1	45,397,134	9,312,921	1,938,986	(7,391)	327,750	--	0.0%
Fidelity Industrials Central Fund	131,422,312	13,821,798	14,057,441	(677,931)	(8,570,101)	121,938,637	7.0%
Fidelity Inflation-Protected Bond Index Central Fund	105,329,508	71,762,525	47,971,615	183,109	2,939,580	132,243,107	9.6%
Fidelity Information Technology Central Fund	346,993,488	73,670,051	78,397,353	(6,136,108)	(46,425,526)	289,704,552	6.7%
Fidelity International Credit Central Fund	17,721,958	12,093,084	1,561,471	9,556	1,448,291	29,711,418	9.8%
Fidelity International Equity Central Fund	317,382,540	40,116,311	49,216,258	(4,064,814)	(18,526,175)	285,691,604	11.7%
Fidelity Investment Grade Bond Central Fund	770,665,936	119,750,243	149,909,769	(2,191,547)	52,266,282	790,581,145	3.0%
Fidelity Materials Central Fund	34,661,738	5,002,536	3,310,673	(368,148)	(5,716,076)	30,269,377	6.9%
Fidelity Real Estate Equity Central Fund	13,057,670	31,154,114	1,346,392	15,419	3,026,477	45,907,288	10.1%
Fidelity Utilities Central Fund	39,143,517	6,321,728	4,567,677	40,387	3,371,462	44,309,417	6.9%
	$2,712,928,774	$712,270,218	$508,758,470	$(15,730,188)	$(64,923,232)	$2,835,787,102

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,809,289,192	$1,809,289,192	$--	$--
Fixed-Income Central Funds	1,026,497,910	1,026,497,910	--	--
Money Market Central Funds	92,329,511	92,329,511	--	--
Other Short-Term Investments	5,782,491	--	5,782,491	--
Investment Companies	162,754,779	162,754,779	--	--
Total Investments in Securities:	$3,096,653,883	$3,090,871,392	$5,782,491	$--
Derivative Instruments:
Assets
Futures Contracts	$1,327,104	$1,327,104	$--	$--
Total Assets	$1,327,104	$1,327,104	$--	$--
Total Derivative Instruments:	$1,327,104	$1,327,104	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,327,104	$0
Total Equity Risk	1,327,104	0
Total Value of Derivatives	$1,327,104	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.9%
United Kingdom	2.6%
Cayman Islands	2.3%
Japan	1.8%
Netherlands	1.4%
Germany	1.4%
France	1.4%
Switzerland	1.3%
Canada	1.2%
Others (Individually Less Than 1%)	9.7%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019
Assets
Investment in securities, at value (including securities loaned of $45,792,834) — See accompanying schedule: Unaffiliated issuers (cost $158,814,747)	$168,537,270
Fidelity Central Funds (cost $2,514,897,381)	2,928,116,613
Total Investment in Securities (cost $2,673,712,128)		$3,096,653,883
Foreign currency held at value (cost $3,491)		3,401
Receivable for investments sold		1,657,186
Receivable for fund shares sold		1,233,893
Dividends receivable		57,771
Distributions receivable from Fidelity Central Funds		100,127
Prepaid expenses		5,931
Other receivables		2,831
Total assets		3,099,715,023
Liabilities
Payable for investments purchased	$259,911
Payable for fund shares redeemed	2,689,981
Accrued management fee	1,364,835
Distribution and service plan fees payable	104,623
Payable for daily variation margin on futures contracts	400,950
Other affiliated payables	404,631
Other payables and accrued expenses	46,747
Collateral on securities loaned	46,627,075
Total liabilities		51,898,753
Net Assets		$3,047,816,270
Net Assets consist of:
Paid in capital		$2,668,063,689
Total accumulated earnings (loss)		379,752,581
Net Assets		$3,047,816,270
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($128,269,454 ÷ 10,113,158 shares)(a)		$12.68
Maximum offering price per share (100/94.25 of $12.68)		$13.45
Class M:
Net Asset Value and redemption price per share ($49,997,301 ÷ 3,967,178 shares)(a)		$12.60
Maximum offering price per share (100/96.50 of $12.60)		$13.06
Class C:
Net Asset Value and offering price per share ($67,954,584 ÷ 5,469,655 shares)(a)		$12.42
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($2,727,092,221 ÷ 213,817,954 shares)		$12.75
Class I:
Net Asset Value, offering price and redemption price per share ($55,379,193 ÷ 4,339,238 shares)		$12.76
Class Z:
Net Asset Value, offering price and redemption price per share ($19,123,517 ÷ 1,499,022 shares)		$12.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2019
Investment Income
Dividends		$5,755,494
Interest		94,192
Income from Fidelity Central Funds (including $26,639 from security lending)		65,046,506
Total income		70,896,192
Expenses
Management fee	$15,864,140
Transfer agent fees	3,659,744
Distribution and service plan fees	1,311,156
Accounting and security lending fees	1,111,996
Custodian fees and expenses	14,567
Independent trustees' fees and expenses	12,653
Registration fees	159,682
Audit	69,712
Legal	22,689
Interest	830
Miscellaneous	19,572
Total expenses before reductions	22,246,741
Expense reductions	(384,528)
Total expenses after reductions		21,862,213
Net investment income (loss)		49,033,979
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,173,237
Fidelity Central Funds	(15,731,321)
Foreign currency transactions	(4,832)
Futures contracts	(5,177,995)
Capital gain distributions from Fidelity Central Funds	106,300,046
Total net realized gain (loss)		92,559,135
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,521,756)
Fidelity Central Funds	(64,923,254)
Assets and liabilities in foreign currencies	4,549
Futures contracts	3,018,071
Total change in net unrealized appreciation (depreciation)		(63,422,390)
Net gain (loss)		29,136,745
Net increase (decrease) in net assets resulting from operations		$78,170,724

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2019	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,033,979	$34,831,760
Net realized gain (loss)	92,559,135	87,040,662
Change in net unrealized appreciation (depreciation)	(63,422,390)	46,471,730
Net increase (decrease) in net assets resulting from operations	78,170,724	168,344,152
Distributions to shareholders	(115,058,389)	–
Distributions to shareholders from net investment income	–	(23,754,776)
Distributions to shareholders from net realized gain	–	(36,844,601)
Total distributions	(115,058,389)	(60,599,377)
Share transactions - net increase (decrease)	68,787,056	943,430,967
Total increase (decrease) in net assets	31,899,391	1,051,175,742
Net Assets
Beginning of period	3,015,916,879	1,964,741,137
End of period	$3,047,816,270	$3,015,916,879
Other Information
Undistributed net investment income end of period		$24,257,631

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 60% Class A

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.92	$12.42	$11.24	$10.60	$11.53
Income from Investment Operations
Net investment income (loss)A	.17	.14	.11	.14	.14
Net realized and unrealized gain (loss)	.06	.69	1.21	.90	(.39)
Total from investment operations	.23	.83	1.32	1.04	(.25)
Distributions from net investment income	(.15)	(.11)	(.12)	(.15)	(.12)
Distributions from net realized gain	(.32)	(.22)	(.02)	(.25)	(.56)
Total distributions	(.47)	(.33)	(.14)	(.40)	(.68)
Net asset value, end of period	$12.68	$12.92	$12.42	$11.24	$10.60
Total ReturnB,C	2.24%	6.80%	11.86%	10.10%	(2.36)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.02%	1.02%	1.03%	1.03%	1.04%
Expenses net of fee waivers, if any	1.01%	1.01%	1.03%	1.03%	1.03%
Expenses net of all reductions	1.01%	1.01%	1.02%	1.03%	1.03%
Net investment income (loss)	1.40%	1.12%	.98%	1.30%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$128,269	$130,729	$59,049	$59,027	$53,879
Portfolio turnover rateF	39%	18%G	18%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class M

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.84	$12.34	$11.17	$10.55	$11.48
Income from Investment Operations
Net investment income (loss)A	.14	.11	.09	.11	.11
Net realized and unrealized gain (loss)	.06	.70	1.19	.88	(.39)
Total from investment operations	.20	.81	1.28	.99	(.28)
Distributions from net investment income	(.12)	(.08)	(.09)	(.13)	(.09)
Distributions from net realized gain	(.32)	(.22)	(.02)	(.25)	(.56)
Total distributions	(.44)	(.31)B	(.11)	(.37)C	(.65)
Net asset value, end of period	$12.60	$12.84	$12.34	$11.17	$10.55
Total ReturnD,E	2.01%	6.60%	11.58%	9.68%	(2.63)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.28%	1.28%	1.28%	1.29%	1.29%
Expenses net of fee waivers, if any	1.25%	1.26%	1.28%	1.29%	1.29%
Expenses net of all reductions	1.25%	1.26%	1.27%	1.28%	1.28%
Net investment income (loss)	1.15%	.87%	.73%	1.04%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$49,997	$55,343	$20,860	$16,763	$16,210
Portfolio turnover rateH	39%	18%I	18%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.223 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class C

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.67	$12.18	$11.04	$10.42	$11.35
Income from Investment Operations
Net investment income (loss)A	.08	.05	.03	.06	.05
Net realized and unrealized gain (loss)	.06	.69	1.17	.88	(.38)
Total from investment operations	.14	.74	1.20	.94	(.33)
Distributions from net investment income	(.07)	(.02)	(.04)	(.08)	(.04)
Distributions from net realized gain	(.32)	(.22)	(.02)	(.25)	(.56)
Total distributions	(.39)	(.25)B	(.06)	(.32)C	(.60)
Net asset value, end of period	$12.42	$12.67	$12.18	$11.04	$10.42
Total ReturnD,E	1.47%	6.09%	10.94%	9.27%	(3.08)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.81%	1.79%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.76%	1.76%	1.78%	1.78%	1.79%
Expenses net of all reductions	1.76%	1.76%	1.78%	1.78%	1.79%
Net investment income (loss)	.64%	.37%	.23%	.54%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$67,955	$86,887	$37,384	$34,037	$30,147
Portfolio turnover rateH	39%	18%I	18%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.223 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60%

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.98	$12.47	$11.29	$10.66	$11.59
Income from Investment Operations
Net investment income (loss)A	.21	.18	.15	.17	.17
Net realized and unrealized gain (loss)	.06	.70	1.21	.90	(.39)
Total from investment operations	.27	.88	1.36	1.07	(.22)
Distributions from net investment income	(.18)	(.15)	(.15)	(.19)	(.16)
Distributions from net realized gain	(.32)	(.22)	(.02)	(.25)	(.56)
Total distributions	(.50)	(.37)	(.18)B	(.44)	(.71)C
Net asset value, end of period	$12.75	$12.98	$12.47	$11.29	$10.66
Total ReturnD	2.60%	7.17%	12.19%	10.31%	(2.03)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%	.70%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.69%	.70%	.71%	.71%	.72%
Expenses net of all reductions	.69%	.70%	.71%	.71%	.71%
Net investment income (loss)	1.71%	1.44%	1.30%	1.61%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$2,727,092	$2,679,353	$1,821,025	$1,426,502	$1,275,181
Portfolio turnover rateG	39%	18%H	18%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.022 per share.

 C Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class I

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.99	$12.48	$11.30	$10.66	$11.59
Income from Investment Operations
Net investment income (loss)A	.21	.18	.15	.17	.17
Net realized and unrealized gain (loss)	.05	.70	1.20	.90	(.39)
Total from investment operations	.26	.88	1.35	1.07	(.22)
Distributions from net investment income	(.17)	(.14)	(.15)	(.18)	(.15)
Distributions from net realized gain	(.32)	(.22)	(.02)	(.25)	(.56)
Total distributions	(.49)	(.37)B	(.17)	(.43)	(.71)
Net asset value, end of period	$12.76	$12.99	$12.48	$11.30	$10.66
Total ReturnC	2.56%	7.12%	12.16%	10.37%	(2.08)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.73%	.74%	.74%	.74%	.76%
Expenses net of all reductions	.73%	.74%	.74%	.74%	.75%
Net investment income (loss)	1.67%	1.39%	1.26%	1.58%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$55,379	$63,604	$26,423	$18,651	$15,574
Portfolio turnover rateF	39%	18%G	18%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.223 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class Z

Year ended September 30,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.97
Income from Investment Operations
Net investment income (loss)B	.22
Net realized and unrealized gain (loss)	.08
Total from investment operations	.30
Distributions from net investment income	(.19)
Distributions from net realized gain	(.32)
Total distributions	(.51)
Net asset value, end of period	$12.76
Total ReturnC,D	2.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G
Expenses net of fee waivers, if any	.63%G
Expenses net of all reductions	.63%G
Net investment income (loss)	1.77%G
Supplemental Data
Net assets, end of period (000 omitted)	$19,124
Portfolio turnover rateH	39%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2019

% of fund's net assets
Microsoft Corp.	2.3
Apple, Inc.	2.2
Alphabet, Inc. Class A	1.2
Amazon.com, Inc.	1.1
Roche Holding AG (participation certificate)	0.7
Facebook, Inc. Class A	0.6
Adobe, Inc.	0.5
Capital One Financial Corp.	0.5
UnitedHealth Group, Inc.	0.5
AstraZeneca PLC (United Kingdom)	0.5
10.1

Top Five Market Sectors as of September 30, 2019

% of fund's net assets
Financials	15.2
Information Technology	12.3
Health Care	8.6
Consumer Discretionary	8.1
Industrials	6.6

Quality Diversification (% of fund's net assets)

As of September 30, 2019
U.S. Government and U.S. Government Agency Obligations	12.5%
AAA,AA,A	2.1%
BBB	5.1%
BB and Below	2.6%
Not Rated	1.6%
Equities*	73.1%
Short-Term Investments and Net Other Assets	3.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2019
Stock Class and Equity Futures*	73.6%
Bond Class	21.8%
Short-Term Class	4.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 25.8% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Schedule of Investments September 30, 2019

Showing Percentage of Net Assets

Equity Central Funds - 69.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,916,862	$32,647,589
Fidelity Communication Services Central Fund (a)	1,043,479	214,706,153
Fidelity Consumer Discretionary Central Fund (a)	753,220	259,168,069
Fidelity Consumer Staples Central Fund (a)	818,467	167,998,481
Fidelity Emerging Markets Equity Central Fund (a)	1,840,328	387,591,447
Fidelity Energy Central Fund (a)	1,084,721	105,217,969
Fidelity Financials Central Fund (a)	4,515,762	468,510,330
Fidelity Health Care Central Fund (a)	843,727	345,447,334
Fidelity Industrials Central Fund (a)	864,135	246,122,879
Fidelity Information Technology Central Fund (a)	1,448,333	585,401,625
Fidelity International Equity Central Fund (a)	7,627,211	594,388,542
Fidelity Materials Central Fund (a)	310,442	60,235,086
Fidelity Real Estate Equity Central Fund (a)	635,189	79,036,568
Fidelity Utilities Central Fund (a)	438,765	89,802,096
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,432,798,905)		3,636,274,168

Fixed-Income Central Funds - 23.5%
High Yield Fixed-Income Funds - 2.4%
Fidelity Emerging Markets Debt Central Fund (a)	5,378,144	50,124,298
Fidelity Floating Rate Central Fund (a)	252,820	25,630,848
Fidelity High Income Central Fund (a)	470,020	52,270,910

TOTAL HIGH YIELD FIXED-INCOME FUNDS		128,026,056

Investment Grade Fixed-Income Funds - 21.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,224,011	228,872,976
Fidelity International Credit Central Fund (a)	489,911	51,087,935
Fidelity Investment Grade Bond Central Fund (a)	7,359,999	828,735,842

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,108,696,753

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,165,362,392)		1,236,722,809

Money Market Central Funds - 2.5%
Fidelity Cash Central Fund 1.96% (b)	93,937,714	93,956,502
Fidelity Money Market Central Fund 2.14% (b)	4,157,358	4,157,358
Fidelity Securities Lending Cash Central Fund 1.96% (b)(c)	33,214,479	33,217,800
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $131,331,623)		131,331,660
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
United States Treasury, yield at date of purchase 1.82% to 2% 11/7/19 to 12/26/19 (d)
(Cost $9,190,999)	9,220,000	9,193,376
	Shares	Value

Investment Companies - 5.3%
iShares 20+ Year Treasury Bond ETF	620,691	$88,808,468
iShares Core MSCI Emerging Markets ETF	413,219	20,255,995
iShares MSCI Japan ETF (e)	973,146	55,216,304
iShares S&P 500 Index ETF	386,795	115,466,044
TOTAL INVESTMENT COMPANIES
(Cost $261,949,934)		279,746,811
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $4,000,633,853)		5,293,268,824
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(34,757,547)
NET ASSETS - 100%		$5,258,511,277

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,934	Dec. 2019	$183,575,280	$2,112,434	$2,112,434

The notional amount of futures sold as a percentage of Net Assets is 3.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $132,108,486.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,193,376.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,335,619
Fidelity Commodity Strategy Central Fund	692,371
Fidelity Communication Services Central Fund	1,398,766
Fidelity Consumer Discretionary Central Fund	10,365,582
Fidelity Consumer Staples Central Fund	16,511,450
Fidelity Emerging Markets Debt Central Fund	1,750,950
Fidelity Emerging Markets Equity Central Fund	16,669,241
Fidelity Energy Central Fund	2,747,757
Fidelity Financials Central Fund	31,299,362
Fidelity Floating Rate Central Fund	2,535,267
Fidelity Health Care Central Fund	22,322,795
Fidelity High Income Central Fund	1,606,986
Fidelity High Income Central Fund 1	3,557,501
Fidelity Industrials Central Fund	14,485,387
Fidelity Inflation-Protected Bond Index Central Fund	5,371,597
Fidelity Information Technology Central Fund	100,456,916
Fidelity International Credit Central Fund	1,628,181
Fidelity International Equity Central Fund	47,326,335
Fidelity Investment Grade Bond Central Fund	26,302,692
Fidelity Materials Central Fund	6,164,283
Fidelity Money Market Central Fund	103,843
Fidelity Real Estate Equity Central Fund	1,273,651
Fidelity Securities Lending Cash Central Fund	44,690
Fidelity Utilities Central Fund	8,565,072
Total	$326,516,294

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$11,109,600	$27,857,928	$2,076,787	$(146,647)	$(4,096,505)	$32,647,589	13.9
Fidelity Communication Services Central Fund	53,100,575	156,331,238	17,576,137	664,196	22,186,281	214,706,153	13.0
Fidelity Consumer Discretionary Central Fund	305,835,749	21,538,635	61,038,403	8,292,248	(15,460,160)	259,168,069	13.8
Fidelity Consumer Staples Central Fund	161,273,817	20,245,847	16,118,014	(982,420)	3,579,251	167,998,481	13.3
Fidelity Emerging Markets Debt Central Fund	24,101,472	29,459,460	2,367,390	(29,297)	(1,039,947)	50,124,298	1.7
Fidelity Emerging Markets Equity Central Fund	170,926,385	257,616,095	30,531,555	(1,478,335)	(8,941,143)	387,591,447	21.8
Fidelity Energy Central Fund	157,433,278	5,744,019	13,102,998	(1,126,826)	(43,729,504)	105,217,969	13.4
Fidelity Financials Central Fund	487,907,530	42,307,266	56,782,261	(2,992,972)	(1,929,233)	468,510,330	14.2
Fidelity Floating Rate Central Fund	50,152,839	3,412,556	27,050,030	(672,956)	(211,561)	25,630,848	1.3
Fidelity Health Care Central Fund	425,031,712	30,985,403	49,291,129	3,847,766	(65,126,418)	345,447,334	13.7
Fidelity High Income Central Fund	--	1,770,383	47,746,443	(959,089)	(379,781)	52,270,910	2.0
Fidelity High Income Central Fund 1	81,395,390	21,161,403	4,021,805	(13,205)	1,064,057	--	0.0
Fidelity Industrials Central Fund	273,287,926	20,404,156	27,480,972	(1,294,292)	(18,793,939)	246,122,879	14.1
Fidelity Inflation-Protected Bond Index Central Fund	181,866,950	136,089,128	94,333,909	563,872	4,686,935	228,872,976	16.6
Fidelity Information Technology Central Fund	727,665,877	137,620,443	167,134,616	(7,469,552)	(105,280,527)	585,401,625	13.6
Fidelity International Credit Central Fund	31,939,898	19,296,753	2,669,395	14,333	2,506,346	51,087,935	16.9
Fidelity International Equity Central Fund	695,253,200	61,790,498	111,840,730	3,225,572	(54,039,998)	594,388,542	24.4
Fidelity Investment Grade Bond Central Fund	872,914,296	143,783,536	238,916,965	(625,697)	51,580,672	828,735,842	3.1
Fidelity Materials Central Fund	72,029,991	8,101,005	7,296,676	(1,239,973)	(11,359,261)	60,235,086	13.7
Fidelity Real Estate Equity Central Fund	22,824,385	53,239,724	2,232,938	42,794	5,162,603	79,036,568	17.4
Fidelity Utilities Central Fund	82,470,426	10,461,595	9,914,265	340,818	6,443,522	89,802,096	14.0
	$4,888,521,296	$1,209,217,071	$989,523,418	$(2,039,662)	$(233,178,310)	$4,872,996,977

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,636,274,168	$3,636,274,168	$--	$--
Fixed-Income Central Funds	1,236,722,809	1,236,722,809	--	--
Money Market Central Funds	131,331,660	131,331,660	--	--
Other Short-Term Investments	9,193,376	--	9,193,376	--
Investment Companies	279,746,811	279,746,811	--	--
Total Investments in Securities:	$5,293,268,824	$5,284,075,448	$9,193,376	$--
Derivative Instruments:
Assets
Futures Contracts	$2,112,434	$2,112,434	$--	$--
Total Assets	$2,112,434	$2,112,434	$--	$--
Total Derivative Instruments:	$2,112,434	$2,112,434	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,112,434	$0
Total Equity Risk	2,112,434	0
Total Value of Derivatives	$2,112,434	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.4%
United Kingdom	2.9%
Japan	2.3%
Cayman Islands	2.2%
Germany	1.7%
Switzerland	1.5%
France	1.4%
Netherlands	1.4%
Canada	1.4%
Korea (South)	1.0%
Others (Individually Less Than 1%)	10.1%
99.3%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019
Assets
Investment in securities, at value (including securities loaned of $32,636,848) — See accompanying schedule: Unaffiliated issuers (cost $271,140,933)	$288,940,187
Fidelity Central Funds (cost $3,729,492,920)	5,004,328,637
Total Investment in Securities (cost $4,000,633,853)		$5,293,268,824
Receivable for investments sold		3,703,622
Receivable for fund shares sold		946,799
Distributions receivable from Fidelity Central Funds		194,843
Prepaid expenses		10,294
Other receivables		45,277
Total assets		5,298,169,659
Liabilities
Payable for investments purchased	$3,121
Payable for fund shares redeemed	2,619,504
Accrued management fee	2,360,203
Distribution and service plan fees payable	96,862
Payable for daily variation margin on futures contracts	638,220
Other affiliated payables	649,969
Other payables and accrued expenses	72,703
Collateral on securities loaned	33,217,800
Total liabilities		39,658,382
Net Assets		$5,258,511,277
Net Assets consist of:
Paid in capital		$4,218,536,608
Total accumulated earnings (loss)		1,039,974,669
Net Assets		$5,258,511,277
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($166,279,574 ÷ 7,487,743 shares)(a)		$22.21
Maximum offering price per share (100/94.25 of $22.21)		$23.56
Class M:
Net Asset Value and redemption price per share ($63,063,860 ÷ 2,841,900 shares)(a)		$22.19
Maximum offering price per share (100/96.50 of $22.19)		$22.99
Class C:
Net Asset Value and offering price per share ($42,546,887 ÷ 1,931,202 shares)(a)		$22.03
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($4,893,270,382 ÷ 219,765,629 shares)		$22.27
Class I:
Net Asset Value, offering price and redemption price per share ($68,474,524 ÷ 3,074,665 shares)		$22.27
Class Z:
Net Asset Value, offering price and redemption price per share ($24,876,050 ÷ 1,117,697 shares)		$22.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2019
Investment Income
Dividends		$10,467,232
Interest		167,193
Income from Fidelity Central Funds (including $44,690 from security lending)		105,537,598
Total income		116,172,023
Expenses
Management fee	$27,744,301
Transfer agent fees	6,372,728
Distribution and service plan fees	1,183,588
Accounting and security lending fees	1,374,766
Custodian fees and expenses	5,473
Independent trustees' fees and expenses	22,266
Registration fees	139,192
Audit	40,130
Legal	7,350
Interest	3,162
Miscellaneous	35,203
Total expenses before reductions	36,928,159
Expense reductions	(80,129)
Total expenses after reductions		36,848,030
Net investment income (loss)		79,323,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,976,628
Fidelity Central Funds	(2,039,577)
Futures contracts	(10,330,904)
Capital gain distributions from Fidelity Central Funds	220,978,696
Total net realized gain (loss)		225,584,843
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(8,044,324)
Fidelity Central Funds	(233,178,658)
Futures contracts	5,364,025
Total change in net unrealized appreciation (depreciation)		(235,858,957)
Net gain (loss)		(10,274,114)
Net increase (decrease) in net assets resulting from operations		$69,049,879

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2019	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,323,993	$67,833,889
Net realized gain (loss)	225,584,843	262,073,124
Change in net unrealized appreciation (depreciation)	(235,858,957)	102,893,743
Net increase (decrease) in net assets resulting from operations	69,049,879	432,800,756
Distributions to shareholders	(282,804,003)	–
Distributions to shareholders from net investment income	–	(57,952,371)
Distributions to shareholders from net realized gain	–	(140,405,094)
Total distributions	(282,804,003)	(198,357,465)
Share transactions - net increase (decrease)	28,857,702	196,852,504
Total increase (decrease) in net assets	(184,896,422)	431,295,795
Net Assets
Beginning of period	5,443,407,699	5,012,111,904
End of period	$5,258,511,277	$5,443,407,699
Other Information
Undistributed net investment income end of period		$43,827,955

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 70% Class A

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.27	$22.26	$19.78	$18.84	$21.24
Income from Investment Operations
Net investment income (loss)A	.27	.23	.19	.22	.22
Net realized and unrealized gain (loss)	(.17)	1.59	2.53	1.70	(.80)
Total from investment operations	.10	1.82	2.72	1.92	(.58)
Distributions from net investment income	(.25)	(.19)	(.20)	(.25)	(.22)
Distributions from net realized gain	(.91)	(.62)	(.04)	(.73)	(1.60)
Total distributions	(1.16)	(.81)	(.24)	(.98)	(1.82)
Net asset value, end of period	$22.21	$23.27	$22.26	$19.78	$18.84
Total ReturnB,C	1.16%	8.31%	13.89%	10.57%	(2.96)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.02%	1.02%	1.03%
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%	1.02%	1.03%
Expenses net of all reductions	1.00%	1.00%	1.01%	1.02%	1.02%
Net investment income (loss)	1.25%	.99%	.90%	1.17%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$166,280	$155,622	$146,562	$146,585	$134,849
Portfolio turnover rateF	41%	21%	19%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class M

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.24	$22.25	$19.77	$18.82	$21.22
Income from Investment Operations
Net investment income (loss)A	.22	.17	.13	.17	.17
Net realized and unrealized gain (loss)	(.17)	1.58	2.54	1.70	(.80)
Total from investment operations	.05	1.75	2.67	1.87	(.63)
Distributions from net investment income	(.19)	(.14)	(.15)	(.20)	(.16)
Distributions from net realized gain	(.91)	(.62)	(.04)	(.73)	(1.60)
Total distributions	(1.10)	(.76)	(.19)	(.92)B	(1.77)C
Net asset value, end of period	$22.19	$23.24	$22.25	$19.77	$18.82
Total ReturnD,E	.90%	7.99%	13.63%	10.31%	(3.25)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%	1.25%	1.27%	1.28%	1.29%
Expenses net of fee waivers, if any	1.24%	1.25%	1.27%	1.28%	1.28%
Expenses net of all reductions	1.24%	1.25%	1.27%	1.28%	1.28%
Net investment income (loss)	1.01%	.74%	.64%	.91%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$63,064	$61,587	$53,245	$48,149	$46,685
Portfolio turnover rateH	41%	21%	19%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class C

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.06	$22.08	$19.63	$18.69	$21.08
Income from Investment Operations
Net investment income (loss)A	.11	.05	.03	.08	.06
Net realized and unrealized gain (loss)	(.15)	1.57	2.51	1.69	(.78)
Total from investment operations	(.04)	1.62	2.54	1.77	(.72)
Distributions from net investment income	(.07)	(.03)	(.05)	(.10)	(.07)
Distributions from net realized gain	(.91)	(.62)	(.04)	(.73)	(1.60)
Total distributions	(.99)B	(.64)C	(.09)	(.83)	(1.67)
Net asset value, end of period	$22.03	$23.06	$22.08	$19.63	$18.69
Total ReturnD,E	.42%	7.46%	13.00%	9.78%	(3.69)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%	1.75%	1.77%	1.78%	1.79%
Expenses net of fee waivers, if any	1.75%	1.75%	1.77%	1.78%	1.78%
Expenses net of all reductions	1.75%	1.75%	1.77%	1.78%	1.78%
Net investment income (loss)	.50%	.24%	.14%	.41%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$42,547	$63,398	$59,046	$56,605	$52,860
Portfolio turnover rateH	41%	21%	19%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.99 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.914 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.615 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70%

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.33	$22.33	$19.84	$18.89	$21.30
Income from Investment Operations
Net investment income (loss)A	.34	.30	.25	.28	.28
Net realized and unrealized gain (loss)	(.17)	1.58	2.54	1.71	(.80)
Total from investment operations	.17	1.88	2.79	1.99	(.52)
Distributions from net investment income	(.31)	(.26)	(.26)	(.31)	(.28)
Distributions from net realized gain	(.91)	(.62)	(.04)	(.73)	(1.60)
Total distributions	(1.23)B	(.88)	(.30)	(1.04)	(1.89)C
Net asset value, end of period	$22.27	$23.33	$22.33	$19.84	$18.89
Total ReturnD	1.51%	8.57%	14.25%	10.97%	(2.69)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%	.69%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.69%	.69%	.71%	.71%	.72%
Expenses net of all reductions	.69%	.69%	.70%	.71%	.71%
Net investment income (loss)	1.56%	1.30%	1.20%	1.48%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$4,893,270	$5,088,118	$4,673,798	$3,996,905	$3,745,336
Portfolio turnover rateG	41%	21%	19%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.23 per share is comprised of distributions from net investment income of $.314 and distributions from net realized gain of $.914 per share.

 C Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class I

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.33	$22.33	$19.85	$18.90	$21.31
Income from Investment Operations
Net investment income (loss)A	.33	.29	.24	.28	.27
Net realized and unrealized gain (loss)	(.17)	1.58	2.54	1.70	(.80)
Total from investment operations	.16	1.87	2.78	1.98	(.53)
Distributions from net investment income	(.30)	(.25)	(.26)	(.30)	(.27)
Distributions from net realized gain	(.91)	(.62)	(.04)	(.73)	(1.60)
Total distributions	(1.22)B	(.87)	(.30)	(1.03)	(1.88)C
Net asset value, end of period	$22.27	$23.33	$22.33	$19.85	$18.90
Total ReturnD	1.46%	8.53%	14.22%	10.92%	(2.73)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%	.72%	.74%	.74%	.76%
Expenses net of fee waivers, if any	.72%	.72%	.74%	.74%	.76%
Expenses net of all reductions	.72%	.72%	.73%	.74%	.75%
Net investment income (loss)	1.53%	1.27%	1.17%	1.45%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$68,475	$74,682	$79,461	$42,321	$42,581
Portfolio turnover rateG	41%	21%	19%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.22 per share is comprised of distributions from net investment income of $.304 and distributions from net realized gain of $.914 per share.

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class Z

Year ended September 30,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$23.29
Income from Investment Operations
Net investment income (loss)B	.35
Net realized and unrealized gain (loss)	(.13)
Total from investment operations	.22
Distributions from net investment income	(.34)
Distributions from net realized gain	(.91)
Total distributions	(1.25)
Net asset value, end of period	$22.26
Total ReturnC,D	1.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G
Expenses net of fee waivers, if any	.61%G
Expenses net of all reductions	.61%G
Net investment income (loss)	1.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$24,876
Portfolio turnover rateH	41%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2019

% of fund's net assets
Microsoft Corp.	2.7
Apple, Inc.	2.6
Alphabet, Inc. Class A	1.4
Amazon.com, Inc.	1.2
Facebook, Inc. Class A	0.8
Roche Holding AG (participation certificate)	0.7
Adobe, Inc.	0.6
Capital One Financial Corp.	0.6
AstraZeneca PLC (United Kingdom)	0.6
UnitedHealth Group, Inc.	0.6
11.8

Top Five Market Sectors as of September 30, 2019

% of fund's net assets
Financials	15.0
Information Technology	14.3
Health Care	9.7
Consumer Discretionary	9.0
Industrials	7.7

Quality Diversification (% of fund's net assets)

As of September 30, 2019
U.S. Government and U.S. Government Agency Obligations	7.6%
AAA,AA,A	1.0%
BBB	2.6%
BB and Below	2.2%
Not Rated	0.1%
Equities*	85.7%
Short-Term Investments and Net Other Assets	0.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2019
Stock Class and Equity Futures*	87.2%
Bond Class	13.2%
Short-Term Class**	(0.4)%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.7%

 ** Not included in the pie chart

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 28.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Schedule of Investments September 30, 2019

Showing Percentage of Net Assets

Equity Central Funds - 80.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,815,743	$18,010,309
Fidelity Communication Services Central Fund (a)	588,775	121,146,428
Fidelity Consumer Discretionary Central Fund (a)	423,887	145,851,157
Fidelity Consumer Staples Central Fund (a)	462,399	94,912,045
Fidelity Emerging Markets Equity Central Fund (a)	993,581	209,258,176
Fidelity Energy Central Fund (a)	609,395	59,111,288
Fidelity Financials Central Fund (a)	2,549,213	264,480,828
Fidelity Health Care Central Fund (a)	477,186	195,374,361
Fidelity Industrials Central Fund (a)	484,989	138,134,573
Fidelity Information Technology Central Fund (a)	818,322	330,757,551
Fidelity International Equity Central Fund (a)	4,334,369	337,777,369
Fidelity Materials Central Fund (a)	175,493	34,050,837
Fidelity Real Estate Equity Central Fund (a)	306,833	38,179,205
Fidelity Utilities Central Fund (a)	248,469	50,854,081
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,474,141,058)		2,037,898,208

Fixed-Income Central Funds - 14.0%
High Yield Fixed-Income Funds - 2.4%
Fidelity Emerging Markets Debt Central Fund (a)	2,574,979	23,998,807
Fidelity Floating Rate Central Fund (a)	121,847	12,352,802
Fidelity High Income Central Fund (a)	225,853	25,117,089

TOTAL HIGH YIELD FIXED-INCOME FUNDS		61,468,698

Investment Grade Fixed-Income Funds - 11.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,006,238	103,551,980
Fidelity International Credit Central Fund (a)	240,408	25,069,783
Fidelity Investment Grade Bond Central Fund (a)	1,478,308	166,457,516

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		295,079,279

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $346,539,239)		356,547,977

Money Market Central Funds - 1.1%
Fidelity Cash Central Fund 1.96% (b)	68,510	68,523
Fidelity Securities Lending Cash Central Fund 1.96% (b)(c)	27,295,695	27,298,425
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $27,366,948)		27,366,948
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
United States Treasury, yield at date of purchase 1.95% to 2.09% 10/17/19 to 12/5/19 (d)
(Cost $6,087,253)	6,100,000	6,088,630
	Shares	Value

Investment Companies - 5.6%
iShares 20+ Year Treasury Bond ETF	258,075	$36,925,371
iShares Core MSCI Emerging Markets ETF	283,249	13,884,866
iShares MSCI Japan ETF (e)	472,757	26,824,232
iShares S&P 500 Index ETF	211,491	63,134,295
TOTAL INVESTMENT COMPANIES
(Cost $131,957,763)		140,768,764
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,986,092,261)		2,568,670,527
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(27,663,207)
NET ASSETS - 100%		$2,541,007,320

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	435	Dec. 2019	$64,782,375	$(768,176)	$(768,176)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	673	Dec. 2019	63,881,160	735,072	735,072
TOTAL FUTURES CONTRACTS					$(33,104)

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

The notional amount of futures sold as a percentage of Net Assets is 2.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $106,736,279.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,088,630.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,500,474
Fidelity Commodity Strategy Central Fund	380,751
Fidelity Communication Services Central Fund	805,541
Fidelity Consumer Discretionary Central Fund	6,039,843
Fidelity Consumer Staples Central Fund	9,630,830
Fidelity Emerging Markets Debt Central Fund	639,554
Fidelity Emerging Markets Equity Central Fund	9,851,532
Fidelity Energy Central Fund	1,562,469
Fidelity Financials Central Fund	18,197,632
Fidelity Floating Rate Central Fund	1,322,808
Fidelity Health Care Central Fund	13,041,666
Fidelity High Income Central Fund	718,690
Fidelity High Income Central Fund 1	812,132
Fidelity Industrials Central Fund	8,408,861
Fidelity Inflation-Protected Bond Index Central Fund	2,265,483
Fidelity Information Technology Central Fund	58,846,107
Fidelity International Credit Central Fund	784,581
Fidelity International Equity Central Fund	23,432,975
Fidelity Investment Grade Bond Central Fund	3,859,291
Fidelity Materials Central Fund	3,611,915
Fidelity Real Estate Equity Central Fund	623,399
Fidelity Securities Lending Cash Central Fund	19,644
Fidelity Utilities Central Fund	4,995,095
Total	$171,351,273

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$5,254,334	$16,438,640	$1,328,554	$(67,882)	$(2,286,229)	$18,010,309	7.7
Fidelity Communication Services Central Fund	31,246,126	94,226,729	17,056,829	101,503	12,628,899	121,146,428	7.3
Fidelity Consumer Discretionary Central Fund	179,272,265	15,836,426	44,139,766	743,348	(5,861,116)	145,851,157	7.8
Fidelity Consumer Staples Central Fund	94,149,069	14,712,693	14,830,290	(1,280,546)	2,161,119	94,912,045	7.5
Fidelity Emerging Markets Debt Central Fund	33,110	25,296,560	956,701	(11,755)	(362,407)	23,998,807	0.8
Fidelity Emerging Markets Equity Central Fund	100,814,435	132,097,797	18,473,932	(1,056,570)	(4,123,554)	209,258,176	11.8
Fidelity Energy Central Fund	91,590,211	5,650,785	11,925,593	(1,833,450)	(24,370,665)	59,111,288	7.5
Fidelity Financials Central Fund	284,577,379	33,132,066	49,211,991	(3,327,600)	(689,026)	264,480,828	8.0
Fidelity Floating Rate Central Fund	26,312,498	2,218,522	15,718,347	(204,087)	(255,784)	12,352,802	0.6
Fidelity Health Care Central Fund	247,033,881	24,868,826	40,631,591	653,904	(36,550,659)	195,374,361	7.7
Fidelity High Income Central Fund	--	875,347	13,795,828	126,716	769,419	25,117,089	1.0
Fidelity High Income Central Fund 1	--	38,046,078	898,587	(6,056)	--	--	0.0
Fidelity Industrials Central Fund	159,657,163	16,446,238	25,225,404	(2,252,308)	(10,491,116)	138,134,573	7.9
Fidelity Inflation-Protected Bond Index Central Fund	75,609,661	85,817,657	60,508,880	(174,595)	2,808,137	103,551,980	7.5
Fidelity Information Technology Central Fund	422,098,333	91,453,026	113,915,903	(8,588,974)	(60,288,931)	330,757,551	7.7
Fidelity International Credit Central Fund	15,311,785	9,996,944	1,481,373	11,239	1,231,188	25,069,783	8.3
Fidelity International Equity Central Fund	326,025,765	111,922,100	76,813,976	(156,324)	(23,200,196)	337,777,369	13.9
Fidelity Investment Grade Bond Central Fund	194,762,946	102,406,866	136,673,898	(2,354,248)	8,315,850	166,457,516	0.6
Fidelity Materials Central Fund	42,176,748	5,983,089	6,610,558	(1,274,790)	(6,223,652)	34,050,837	7.7
Fidelity Real Estate Equity Central Fund	11,209,439	25,733,781	1,315,260	17,039	2,534,206	38,179,205	8.4
Fidelity Utilities Central Fund	48,158,744	7,571,358	8,523,582	(46,151)	3,693,712	50,854,081	7.9
	$2,355,293,892	$860,731,528	$660,036,843	$(20,981,587)	$(140,560,805)	$2,394,446,185

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$2,037,898,208	$2,037,898,208	$--	$--
Fixed-Income Central Funds	356,547,977	356,547,977	--	--
Money Market Central Funds	27,366,948	27,366,948	--	--
Other Short-Term Investments	6,088,630	--	6,088,630	--
Investment Companies	140,768,764	140,768,764	--	--
Total Investments in Securities:	$2,568,670,527	$2,562,581,897	$6,088,630	$--
Derivative Instruments:
Assets
Futures Contracts	$735,072	$735,072	$--	$--
Total Assets	$735,072	$735,072	$--	$--
Liabilities
Futures Contracts	$(768,176)	$(768,176)	$--	$--
Total Liabilities	$(768,176)	$(768,176)	$--	$--
Total Derivative Instruments:	$(33,104)	$(33,104)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$735,072	$(768,176)
Total Equity Risk	735,072	(768,176)
Total Value of Derivatives	$735,072	$(768,176)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.8%
United Kingdom	3.0%
Japan	2.6%
Cayman Islands	2.3%
Germany	1.8%
Switzerland	1.7%
France	1.7%
Netherlands	1.6%
Canada	1.4%
Korea (South)	1.1%
Others (Individually Less Than 1%)	11.0%
99.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019
Assets
Investment in securities, at value (including securities loaned of $26,820,998) — See accompanying schedule: Unaffiliated issuers (cost $138,045,016)	$146,857,394
Fidelity Central Funds (cost $1,848,047,245)	2,421,813,133
Total Investment in Securities (cost $1,986,092,261)		$2,568,670,527
Receivable for investments sold		6,176,884
Receivable for fund shares sold		684,987
Distributions receivable from Fidelity Central Funds		19,816
Receivable for daily variation margin on futures contracts		97,635
Prepaid expenses		5,015
Total assets		2,575,654,864
Liabilities
Payable for investments purchased	$6,795
Payable for fund shares redeemed	5,737,795
Accrued management fee	1,145,506
Distribution and service plan fees payable	74,831
Other affiliated payables	347,718
Other payables and accrued expenses	36,474
Collateral on securities loaned	27,298,425
Total liabilities		34,647,544
Net Assets		$2,541,007,320
Net Assets consist of:
Paid in capital		$2,043,503,249
Total accumulated earnings (loss)		497,504,071
Net Assets		$2,541,007,320
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($125,168,171 ÷ 6,485,043 shares)(a)		$19.30
Maximum offering price per share (100/94.25 of $19.30)		$20.48
Class M:
Net Asset Value and redemption price per share ($33,610,733 ÷ 1,753,373 shares)(a)		$19.17
Maximum offering price per share (100/96.50 of $19.17)		$19.87
Class C:
Net Asset Value and offering price per share ($40,908,821 ÷ 2,162,460 shares)(a)		$18.92
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($2,278,919,267 ÷ 116,855,605 shares)		$19.50
Class I:
Net Asset Value, offering price and redemption price per share ($39,114,639 ÷ 2,011,168 shares)		$19.45
Class Z:
Net Asset Value, offering price and redemption price per share ($23,285,689 ÷ 1,198,653 shares)		$19.43

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2019
Investment Income
Dividends		$5,234,846
Interest		124,059
Income from Fidelity Central Funds (including $19,644 from security lending)		46,188,961
Total income		51,547,866
Expenses
Management fee	$13,383,891
Transfer agent fees	3,385,459
Distribution and service plan fees	883,271
Accounting and security lending fees	742,187
Custodian fees and expenses	3,923
Independent trustees' fees and expenses	10,717
Registration fees	144,180
Audit	40,130
Legal	3,253
Miscellaneous	16,680
Total expenses before reductions	18,613,691
Expense reductions	(45,226)
Total expenses after reductions		18,568,465
Net investment income (loss)		32,979,401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,408,937
Fidelity Central Funds	(20,981,464)
Futures contracts	5,264,172
Capital gain distributions from Fidelity Central Funds	125,162,312
Total net realized gain (loss)		113,853,957
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,178,957)
Fidelity Central Funds	(140,560,805)
Futures contracts	140,400
Total change in net unrealized appreciation (depreciation)		(144,599,362)
Net gain (loss)		(30,745,405)
Net increase (decrease) in net assets resulting from operations		$2,233,996

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2019	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,979,401	$25,586,001
Net realized gain (loss)	113,853,957	124,346,021
Change in net unrealized appreciation (depreciation)	(144,599,362)	79,442,438
Net increase (decrease) in net assets resulting from operations	2,233,996	229,374,460
Distributions to shareholders	(118,486,707)	–
Distributions to shareholders from net investment income	–	(20,443,842)
Distributions to shareholders from net realized gain	–	(50,072,977)
Total distributions	(118,486,707)	(70,516,819)
Share transactions - net increase (decrease)	28,013,859	437,635,381
Total increase (decrease) in net assets	(88,238,852)	596,493,022
Net Assets
Beginning of period	2,629,246,172	2,032,753,150
End of period	$2,541,007,320	$2,629,246,172
Other Information
Undistributed net investment income end of period		$16,436,696

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 85% Class A

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.36	$19.02	$16.45	$15.42	$17.64
Income from Investment Operations
Net investment income (loss)A	.20	.16	.13	.14	.14
Net realized and unrealized gain (loss)	(.37)	1.77	2.61	1.59	(.77)
Total from investment operations	(.17)	1.93	2.74	1.73	(.63)
Distributions from net investment income	(.17)	(.14)	(.13)	(.17)	(.17)
Distributions from net realized gain	(.72)	(.45)	(.05)	(.53)	(1.43)
Total distributions	(.89)	(.59)	(.17)B	(.70)	(1.59)C
Net asset value, end of period	$19.30	$20.36	$19.02	$16.45	$15.42
Total ReturnD,E	(.11)%	10.29%	16.83%	11.62%	(3.86)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%	1.02%	1.04%	1.05%	1.05%
Expenses net of fee waivers, if any	1.01%	1.02%	1.04%	1.05%	1.05%
Expenses net of all reductions	1.01%	1.02%	1.03%	1.05%	1.04%
Net investment income (loss)	1.06%	.80%	.74%	.90%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$125,168	$115,447	$92,868	$78,147	$66,006
Portfolio turnover rateH	47%	24%	23%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.047 per share.

 C Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class M

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.22	$18.91	$16.34	$15.32	$17.56
Income from Investment Operations
Net investment income (loss)A	.15	.10	.08	.10	.10
Net realized and unrealized gain (loss)	(.36)	1.75	2.61	1.58	(.78)
Total from investment operations	(.21)	1.85	2.69	1.68	(.68)
Distributions from net investment income	(.13)	(.09)	(.07)	(.13)	(.13)
Distributions from net realized gain	(.72)	(.45)	(.05)	(.53)	(1.43)
Total distributions	(.84)B	(.54)	(.12)	(.66)	(1.56)
Net asset value, end of period	$19.17	$20.22	$18.91	$16.34	$15.32
Total ReturnC,D	(.35)%	9.94%	16.54%	11.31%	(4.21)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.27%	1.29%	1.31%	1.32%	1.33%
Expenses net of fee waivers, if any	1.27%	1.29%	1.31%	1.32%	1.33%
Expenses net of all reductions	1.27%	1.29%	1.31%	1.32%	1.32%
Net investment income (loss)	.80%	.53%	.46%	.63%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$33,611	$31,371	$24,207	$19,582	$18,991
Portfolio turnover rateG	47%	24%	23%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.84 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.715 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class C

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.95	$18.65	$16.14	$15.14	$17.37
Income from Investment Operations
Net investment income (loss)A	.06	.01	–B	.02	.02
Net realized and unrealized gain (loss)	(.35)	1.74	2.56	1.57	(.76)
Total from investment operations	(.29)	1.75	2.56	1.59	(.74)
Distributions from net investment income	(.02)	–B	(.01)	(.06)	(.06)
Distributions from net realized gain	(.72)	(.45)	(.05)	(.53)	(1.43)
Total distributions	(.74)	(.45)	(.05)C	(.59)	(1.49)
Net asset value, end of period	$18.92	$19.95	$18.65	$16.14	$15.14
Total ReturnD,E	(.88)%	9.51%	15.94%	10.80%	(4.62)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.77%	1.77%	1.79%	1.80%	1.81%
Expenses net of fee waivers, if any	1.77%	1.77%	1.79%	1.80%	1.81%
Expenses net of all reductions	1.77%	1.77%	1.78%	1.80%	1.80%
Net investment income (loss)	.30%	.05%	(.01)%	.15%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$40,909	$50,588	$44,313	$38,916	$34,590
Portfolio turnover rateH	47%	24%	23%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.047 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85%

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.56	$19.20	$16.60	$15.56	$17.79
Income from Investment Operations
Net investment income (loss)A	.26	.22	.19	.19	.20
Net realized and unrealized gain (loss)	(.38)	1.78	2.63	1.60	(.78)
Total from investment operations	(.12)	2.00	2.82	1.79	(.58)
Distributions from net investment income	(.23)	(.19)	(.17)	(.22)	(.23)
Distributions from net realized gain	(.72)	(.45)	(.05)	(.53)	(1.43)
Total distributions	(.94)B	(.64)	(.22)	(.75)	(1.65)C
Net asset value, end of period	$19.50	$20.56	$19.20	$16.60	$15.56
Total ReturnD	.21%	10.62%	17.20%	11.92%	(3.54)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%	.71%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.71%	.71%	.73%	.74%	.75%
Expenses net of all reductions	.71%	.71%	.73%	.74%	.74%
Net investment income (loss)	1.36%	1.11%	1.05%	1.21%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$2,278,919	$2,377,705	$1,832,601	$1,454,033	$1,350,006
Portfolio turnover rateG	47%	24%	23%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.94 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.715 per share.

 C Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class I

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.50	$19.15	$16.55	$15.51	$17.74
Income from Investment Operations
Net investment income (loss)A	.25	.21	.18	.19	.19
Net realized and unrealized gain (loss)	(.37)	1.78	2.63	1.60	(.76)
Total from investment operations	(.12)	1.99	2.81	1.79	(.57)
Distributions from net investment income	(.21)	(.19)	(.16)	(.21)	(.23)
Distributions from net realized gain	(.72)	(.45)	(.05)	(.53)	(1.43)
Total distributions	(.93)	(.64)	(.21)	(.75)B	(1.66)
Net asset value, end of period	$19.45	$20.50	$19.15	$16.55	$15.51
Total ReturnC	.15%	10.58%	17.16%	11.93%	(3.52)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.75%	.76%	.75%	.76%
Expenses net of fee waivers, if any	.74%	.75%	.76%	.75%	.76%
Expenses net of all reductions	.74%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.33%	1.07%	1.02%	1.20%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$39,115	$54,135	$38,765	$40,747	$38,697
Portfolio turnover rateF	47%	24%	23%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class Z

Year ended September 30,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$20.45
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	(.32)
Total from investment operations	(.05)
Distributions from net investment income	(.25)
Distributions from net realized gain	(.72)
Total distributions	(.97)
Net asset value, end of period	$19.43
Total ReturnC,D	.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G
Expenses net of fee waivers, if any	.62%G
Expenses net of all reductions	.62%G
Net investment income (loss)	1.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$23,286
Portfolio turnover rateH	47%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2019

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class Z shares on October 2, 2018. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.02%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.06%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity High Income Central Fund	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps Forward Foreign Currency Contracts	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2019, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Asset Manager 50%	$219,420
Fidelity Asset Manager 70%	45,277

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$4,841,490,054	$299,237,263	$(17,247,894)	$281,989,369
Fidelity Asset Manager 30%	1,714,550,364	110,101,653	(10,687,216)	99,414,437
Fidelity Asset Manager 40%	1,726,915,454	151,151,120	(12,697,041)	138,454,079
Fidelity Asset Manager 50%	8,298,770,578	1,149,735,013	(54,902,931)	1,094,832,082
Fidelity Asset Manager 60%	2,818,750,135	318,160,149	(40,256,401)	277,903,748
Fidelity Asset Manager 70%	4,477,247,868	846,463,900	(30,442,944)	816,020,956
Fidelity Asset Manager 85%	2,195,182,395	398,261,467	(24,773,335)	373,488,132

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$10,066,244	$39,493,305	$281,989,369
Fidelity Asset Manager 30%	3,612,010	18,838,926	99,414,437
Fidelity Asset Manager 40%	8,590,898	28,538,035	138,454,079
Fidelity Asset Manager 50%	39,637,868	207,626,025	1,094,832,082
Fidelity Asset Manager 60%	32,431,586	72,063,892	277,901,512
Fidelity Asset Manager 70%	51,867,396	181,884,721	816,020,956
Fidelity Asset Manager 85%	21,394,302	102,621,637	373,488,132

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to September 30, 2019. Loss deferrals were as follows:

Capital losses
Fidelity Asset Manager 20%	$(11,912,047)
Fidelity Asset Manager 30%	(3,035,485)
Fidelity Asset Manager 40%	(2,825,899)
Fidelity Asset Manager 50%	(12,748,458)
Fidelity Asset Manager 60%	(2,644,409)
Fidelity Asset Manager 70%	(9,753,127)

The tax character of distributions paid was as follows:

September 30, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$130,920,095	$72,363,766	$203,283,861
Fidelity Asset Manager 30%	38,252,717	21,949,391	60,202,108
Fidelity Asset Manager 40%	39,796,298	33,100,089	72,896,387
Fidelity Asset Manager 50%	202,678,869	246,308,013	448,986,882
Fidelity Asset Manager 60%	49,847,816	65,210,573	115,058,389
Fidelity Asset Manager 70%	92,973,804	189,830,199	282,804,003
Fidelity Asset Manager 85%	33,450,643	85,036,064	118,486,707

September 30, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$123,055,066	$64,497,314	$187,552,380
Fidelity Asset Manager 30%	31,850,985	13,598,035	45,449,020
Fidelity Asset Manager 40%	35,772,488	12,075,825	47,848,313
Fidelity Asset Manager 50%	235,874,721	143,010,852	378,885,573
Fidelity Asset Manager 60%	45,729,359	14,870,018	60,599,377
Fidelity Asset Manager 70%	120,506,836	77,850,629	198,357,465
Fidelity Asset Manager 85%	50,309,985	20,206,834	70,516,819

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period except for Fidelity Asset Manager 40%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments

Purchases and sales of securities including the Equity and Fixed-Income Central Funds and in-kind transactions, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	1,492,655,653	1,471,737,687
Fidelity Asset Manager 30%	609,658,214	454,192,205
Fidelity Asset Manager 40%	667,063,130	551,963,068
Fidelity Asset Manager 50%	3,138,253,288	3,128,859,551
Fidelity Asset Manager 60%	1,227,480,742	1,108,158,778
Fidelity Asset Manager 70%	2,104,422,813	2,053,865,777
Fidelity Asset Manager 85%	1,271,309,752	1,150,920,074

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.10%	.40%
Fidelity Asset Manager 30%	.30%	.10%	.40%
Fidelity Asset Manager 40%	.30%	.10%	.40%
Fidelity Asset Manager 50%	.25%	.24%	.49%
Fidelity Asset Manager 60%	.30%	.24%	.54%
Fidelity Asset Manager 70%	.30%	.24%	.54%
Fidelity Asset Manager 85%	.30%	.24%	.54%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$105,493	$4,965
Class M	.25%	.25%	123,034	515
Class C	.75%	.25%	232,259	29,077
			$460,786	$34,557
Fidelity Asset Manager 30%
Class A	-%	.25%	$79,016	$2,402
Class M	.25%	.25%	74,038	170
Class C	.75%	.25%	231,040	45,074
			$384,094	$47,646
Fidelity Asset Manager 40%
Class A	-%	.25%	$97,792	$3,114
Class M	.25%	.25%	55,964	250
Class C	.75%	.25%	248,457	45,255
			$402,213	$48,619
Fidelity Asset Manager 50%
Class A	-%	.25%	$221,433	$6,365
Class M	.25%	.25%	204,590	905
Class C	.75%	.25%	485,745	114,024
			$911,768	$121,294
Fidelity Asset Manager 60%
Class A	-%	.25%	$314,109	$7,829
Class M	.25%	.25%	255,210	570
Class C	.75%	.25%	741,837	89,931
			$1,311,156	$98,330
Fidelity Asset Manager 70%
Class A	-%	.25%	$387,481	$4,551
Class M	.25%	.25%	297,042	2,869
Class C	.75%	.25%	499,065	70,692
			$1,183,588	$78,112
Fidelity Asset Manager 85%
Class A	-%	.25%	$290,748	$11,594
Class M	.25%	.25%	157,554	551
Class C	.75%	.25%	434,969	77,701
			$883,271	$89,846

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$10,700
Class M	6,221
Class C(a)	2,773
$19,694
Fidelity Asset Manager 30%
Class A	$18,448
Class M	2,545
Class C(a)	6,262
$27,255
Fidelity Asset Manager 40%
Class A	$22,418
Class M	2,984
Class C(a)	3,443
$28,845
Fidelity Asset Manager 50%
Class A	$45,236
Class M	9,647
Class C(a)	16,640
$71,523
Fidelity Asset Manager 60%
Class A	$48,395
Class M	9,182
Class C(a)	10,760
$68,337
Fidelity Asset Manager 70%
Class A	$75,946
Class M	11,567
Class C(a)	6,761
$94,274
Fidelity Asset Manager 85%
Class A	$101,018
Class M	8,966
Class C(a)	5,500
$115,484

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	$61,341.15
Class M	36,977.15
Class C	36,152.16
Asset Manager 20%	3,769,734.08
Class I	68,634.13
Class Z	1,752	.05(a)
	$3,974,590
Fidelity Asset Manager 30%
Class A	$38,263.12
Class M	20,633.14
Class C	34,272.15
Asset Manager 30%	1,117,826.07
Class I	29,621.14
Class Z	623	.05(a)
	$1,241,238
Fidelity Asset Manager 40%
Class A	$51,615.13
Class M	16,170.14
Class C	36,650.15
Asset Manager 40%	1,197,940.07
Class I	32,720.11
Class Z	882	.05(a)
	$1,335,977
Fidelity Asset Manager 50%
Class A	$160,689.18
Class M	71,977.18
Class C	90,424.19
Asset Manager 50%	10,682,063.12
Class I	101,745.16
Class Z	1,875	.05(a)
	$11,108,773
Fidelity Asset Manager 60%
Class A	$225,144.18
Class M	93,102.18
Class C	147,659.20
Asset Manager 60%	2,937,161.11
Class I	87,993.16
Class Z	2,121	.05(a)
	$3,493,180
Fidelity Asset Manager 70%
Class A	$278,139.18
Class M	104,767.18
Class C	90,512.18
Asset Manager 70%	5,789,104.12
Class I	107,923.15
Class Z	2,283	.05(a)
	$6,372,728
Fidelity Asset Manager 85%
Class A	$217,005.19
Class M	62,574.20
Class C	84,782.19
Asset Manager 85%	2,952,960.13
Class I	66,394.17
Class Z	1,744	.05(a)
	$3,385,459

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with each Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Asset Manager 20%	.02
Fidelity Asset Manager 30%	.03
Fidelity Asset Manager 40%	.03
Fidelity Asset Manager 50%	.02
Fidelity Asset Manager 60%	.04
Fidelity Asset Manager 70%	.03
Fidelity Asset Manager 85%	.03

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 20%	$4,045
Fidelity Asset Manager 30%	1,220
Fidelity Asset Manager 40%	1,385
Fidelity Asset Manager 50%	8,300
Fidelity Asset Manager 60%	2,853
Fidelity Asset Manager 70%	5,196
Fidelity Asset Manager 85%	2,491

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 60%	Borrower	$11,281,000	2.65%	$830
Fidelity Asset Manager 70%	Borrower	$21,404,500	2.66%	$3,162

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated portions of investments of the Funds. This involved taxable redemptions of Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund for investments and a non-taxable exchange of those investments for shares of Fidelity Communication Services Central Fund. Net realized gain (loss) on redemptions from Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund in connection with the reallocation is included in the Statement of Operations as "Net realized gain (loss) on Fidelity Central Funds". Fidelity Communication Services Central Fund, Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund are affiliated investment companies managed by FMR.

Details of the transactions are presented in the accompanying table:

Fund	Value of Investments Delivered – Consumer Discretionary Central Fund	Value of Investments Delivered – Information Technology Central Fund	Net Realized Gain (Loss) - Consumer Discretionary Central Fund	Net Realized Gain (Loss) - Information Technology Central Fund	Shares of Fidelity Communication Services Central Fund
Fidelity Asset Manager 20%	$8,287,816	$22,064,168	$143,269	$(1,834,288)	165,244
Fidelity Asset Manager 30%	4,191,630	11,133,993	40,707	(1,174,655)	83,437
Fidelity Asset Manager 40%	6,157,563	16,324,048	61,120	(1,575,905)	122,396
Fidelity Asset Manager 50%	42,393,850	112,638,454	2,128,212	(7,094,704)	844,035
Fidelity Asset Manager 60%	16,483,005	43,767,522	346,948	(3,599,296)	328,019
Fidelity Asset Manager 70%	34,458,735	91,443,178	4,889,713	(3,189,830)	685,442
Fidelity Asset Manager 85%	20,203,488	53,640,310	379,073	(4,871,123)	402,024

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of Fidelity Asset Manager 60%. This involved taxable redemptions of Fidelity Asset Manager 60%s' interest in Fidelity Stock Selector All Cap Fund in exchange for investments, valued at $23,473,658, and non-taxable exchanges of those investments for shares of Fidelity Cash Central Fund, Fidelity Communication Services Central Fund, Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund and Fidelity Utilities Central Fund. Fidelity Asset Manager 60% had a net realized gain of $1,029,488 on the redemptions of Fidelity Stock Selector All Cap Fund.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount
Fidelity Asset Manager 60%	$1,369

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$13,193
Fidelity Asset Manager 30%	4,192
Fidelity Asset Manager 40%	4,493
Fidelity Asset Manager 50%	24,332
Fidelity Asset Manager 60%	7,869
Fidelity Asset Manager 70%	13,945
Fidelity Asset Manager 85%	6,679

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS. Affiliated security lending activity was as follows:

Total Security Lending Income Fees Paid to NFS
Fidelity Asset Manager 20%	$1,383
Fidelity Asset Manager 30%	$610
Fidelity Asset Manager 40%	$748
Fidelity Asset Manager 50%	$2,050
Fidelity Asset Manager 60%	$1,007
Fidelity Asset Manager 70%	$974
Fidelity Asset Manager 85%	$424

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits	Transfer Agent credits
Fidelity Asset Manager 20%	$26,177	$24	$–
Fidelity Asset Manager 20% - Class C	–	–	5
Fidelity Asset Manager 30%	8,365	443	–
Fidelity Asset Manager 40%	8,593	168	–
Fidelity Asset Manager 50%	46,812	306	–
Fidelity Asset Manager 50% - Class C	–	–	128
Fidelity Asset Manager 50% - Asset Manager 50%	–	–	7,531
Fidelity Asset Manager 60%	14,701	–	–
Fidelity Asset Manager 60% - Class C	–	–	443
Fidelity Asset Manager 70%	26,579	73	–
Fidelity Asset Manager 70% - Class C	–	–	493
Fidelity Asset Manager 70% - Class I	–	–	15
Fidelity Asset Manager 85%	10,209	2,531	–

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses and a portion of class-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$23,801
Fidelity Asset Manager 30%	7,496
Fidelity Asset Manager 40%	7,918
Fidelity Asset Manager 50%	68,508
Fidelity Asset Manager 60%	22,015
Fidelity Asset Manager 70%	38,731
Fidelity Asset Manager 85%	18,249

Class-Level Amount
Fidelity Asset Manager 20%
Class A	$116
Class M	72
Class C	74
Asset Manager 20%	13,807
Class I	163
Class Z	6
$14,238
Fidelity Asset Manager 30%
Class A	$275
Class M	126
Class C	213
Asset Manager 30%	13,437
Class I	183
Class Z	4
$14,238
Fidelity Asset Manager 40%
Class A	$323
Class M	97
Class C	223
Asset Manager 40%	13,321
Class I	266
Class Z	9
$14,239
Fidelity Asset Manager 50%
Class A	$132
Class M	64
Class C	81
Asset Manager 50%	13,847
Class I	110
Class Z	3
$14,237
Fidelity Asset Manager 60%
Class A	$584
Class M	248
Class C	376
Asset Manager 60%	12,757
Class I	264
Class Z	10
$14,239
Fidelity Asset Manager 70%
Class A	$408
Class M	159
Class C	159
Asset Manager 70%	13,314
Class I	192
Class Z	6
$14,238
Fidelity Asset Manager 85%
Class A	$645
Class M	179
Class C	262
Asset Manager 85%	12,927
Class I	217
Class Z	7
$14,237

In addition, during the period the investment adviser reimbursed and/or waived a portion class-level operating expenses for Fidelity Asset Manager 60% as follows:

Class A	$ 13,825
Class M	12,560
Class C	36,381
Asset Manager 60%	258,338
Class I	12,026

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2019(a)	Year ended September 30, 2018
Fidelity Asset Manager 20%
Distributions to shareholders
Class A	$1,570,089	$–
Class M	853,990	–
Class C	750,350	–
Asset Manager 20%	197,910,628	–
Class I	2,102,579	–
Class Z	96,225	–
Total	$203,283,861	$–
From net investment income
Class A	$–	$557,701
Class M	–	279,827
Class C	–	185,838
Asset Manager 20%	–	84,880,963
Class I	–	824,664
Total	$–	$86,728,993
From net realized gain
Class A	$–	$779,626
Class M	–	493,663
Class C	–	574,273
Asset Manager 20%	–	97,924,513
Class I	–	1,051,312
Total	$–	$100,823,387
Fidelity Asset Manager 30%
Distributions to shareholders
Class A	$1,064,432	$–
Class M	465,273	–
Class C	649,283	–
Asset Manager 30%	57,158,889	–
Class I	838,803	–
Class Z	25,428	–
Total	$60,202,108	$–
From net investment income
Class A	$–	$355,354
Class M	–	156,008
Class C	–	154,206
Asset Manager 30%	–	22,830,501
Class I	–	363,088
Total	$–	$23,859,157
From net realized gain
Class A	$–	$409,514
Class M	–	218,213
Class C	–	374,145
Asset Manager 30%	–	20,223,846
Class I	–	364,145
Total	$–	$21,589,863
Fidelity Asset Manager 40%
Distributions to shareholders
Class A	$1,545,456	$–
Class M	435,794	–
Class C	842,658	–
Asset Manager 40%	68,760,660	–
Class I	1,275,964	–
Class Z	35,855	–
Total	$72,896,387	$–
From net investment income
Class A	$–	$471,476
Class M	–	125,666
Class C	–	129,202
Asset Manager 40%	–	23,253,114
Class I	–	366,442
Total	$–	$24,345,900
From net realized gain
Class A	$–	$566,952
Class M	–	187,948
Class C	–	373,661
Asset Manager 40%	–	22,032,579
Class I	–	341,273
Total	$–	$23,502,413
Fidelity Asset Manager 50%
Distributions to shareholders
Class A	$3,996,439	$–
Class M	1,784,787	–
Class C	1,996,139	–
Asset Manager 50%	438,008,262	–
Class I	3,132,584	–
Class Z	68,671	–
Total	$448,986,882	$–
From net investment income
Class A	$–	$899,227
Class M	–	339,459
Class C	–	198,158
Asset Manager 50%	–	123,985,926
Class I	–	699,436
Total	$–	$126,122,206
From net realized gain
Class A	$–	$2,261,536
Class M	–	1,094,410
Class C	–	1,270,444
Asset Manager 50%	–	246,849,451
Class I	–	1,287,526
Total	$–	$252,763,367
Fidelity Asset Manager 60%
Distributions to shareholders
Class A	$4,620,358	$–
Class M	1,832,629	–
Class C	2,563,749	–
Asset Manager 60%	103,779,288	–
Class I	2,198,007	–
Class Z	64,358	–
Total	$115,058,389	$–
From net investment income
Class A	$–	$545,716
Class M	–	139,840
Class C	–	67,250
Asset Manager 60%	–	22,699,277
Class I	–	302,693
Total	$–	$23,754,776
From net realized gain
Class A	$–	$1,104,992
Class M	–	380,291
Class C	–	681,674
Asset Manager 60%	–	34,202,288
Class I	–	475,356
Total	$–	$36,844,601
Fidelity Asset Manager 70%
Distributions to shareholders
Class A	$7,809,044	$–
Class M	2,855,665	–
Class C	2,669,934	–
Asset Manager 70%	265,505,010	–
Class I	3,847,572	–
Class Z	116,778	–
Total	$282,804,003	$–
From net investment income
Class A	$–	$1,241,056
Class M	–	351,280
Class C	–	75,950
Asset Manager 70%	–	55,395,637
Class I	–	888,448
Total	$–	$57,952,371
From net realized gain
Class A	$–	$4,015,839
Class M	–	1,521,131
Class C	–	1,667,916
Asset Manager 70%	–	131,031,974
Class I	–	2,168,234
Total	$–	$140,405,094
Fidelity Asset Manager 85%
Distributions to shareholders
Class A	$5,200,546	$–
Class M	1,347,043	–
Class C	1,821,178	–
Asset Manager 85%	108,378,709	–
Class I	1,684,051	–
Class Z	55,180	–
Total	$118,486,707	$–
From net investment income
Class A	$–	$673,921
Class M	–	121,986
Class C	–	2,543
Asset Manager 85%	–	19,249,022
Class I	–	396,370
Total	$–	$20,443,842
From net realized gain
Class A	$–	$2,234,818
Class M	–	597,944
Class C	–	1,079,231
Asset Manager 85%	–	45,215,149
Class I	–	945,835
Total	$–	$50,072,977

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2019(a)	Year ended September 30, 2018	Year ended September 30, 2019(a)	Year ended September 30, 2018
Fidelity Asset Manager 20%
Class A
Shares sold	1,076,995	505,884	$14,164,488	$6,772,848
Reinvestment of distributions	119,700	99,091	1,541,758	1,324,802
Shares redeemed	(772,609)	(623,134)	(10,227,558)	(8,375,925)
Net increase (decrease)	424,086	(18,159)	$5,478,688	$(278,275)
Class M
Shares sold	525,062	446,344	$6,854,314	$6,009,052
Reinvestment of distributions	66,514	57,952	853,929	773,445
Shares redeemed	(341,369)	(510,377)	(4,504,638)	(6,849,158)
Net increase (decrease)	250,207	(6,081)	$3,203,605	$(66,661)
Class C
Shares sold	402,887	373,368	$5,242,455	$4,979,751
Reinvestment of distributions	58,472	56,565	743,631	752,113
Shares redeemed	(806,464)	(572,000)	(10,531,960)	(7,613,014)
Net increase (decrease)	(345,105)	(142,067)	$(4,545,874)	$(1,881,150)
Asset Manager 20%
Shares sold	66,149,537	57,784,729	$871,652,401	$777,681,921
Reinvestment of distributions	14,872,126	13,227,639	191,983,773	177,119,605
Shares redeemed	(71,506,369)	(71,436,564)	(941,269,313)	(960,147,826)
Net increase (decrease)	9,515,294	(424,196)	$122,366,861	$(5,346,300)
Class I
Shares sold	2,345,273	1,826,170	$30,866,592	$24,537,581
Reinvestment of distributions	155,469	122,856	2,005,770	1,643,815
Shares redeemed	(4,242,395)	(2,022,771)	(56,989,755)	(27,262,357)
Net increase (decrease)	(1,741,653)	(73,745)	$(24,117,393)	$(1,080,961)
Class Z
Shares sold	1,171,455	–	$15,700,808	$–
Reinvestment of distributions	6,689	–	87,392	–
Shares redeemed	(98,205)	–	(1,316,332)	–
Net increase (decrease)	1,079,939	–	$14,471,868	$–
Fidelity Asset Manager 30%
Class A
Shares sold	1,220,772	1,126,571	$13,341,328	$12,531,773
Reinvestment of distributions	98,431	68,985	1,045,047	763,328
Shares redeemed	(605,637)	(641,581)	(6,632,447)	(7,118,517)
Net increase (decrease)	713,566	553,975	$7,753,928	$6,176,584
Class M
Shares sold	543,815	351,820	$5,910,874	$3,905,685
Reinvestment of distributions	43,923	33,836	464,829	374,018
Shares redeemed	(439,927)	(259,115)	(4,775,700)	(2,874,044)
Net increase (decrease)	147,811	126,541	$1,600,003	$1,405,659
Class C
Shares sold	592,679	807,147	$6,424,554	$8,931,816
Reinvestment of distributions	61,860	48,021	647,237	528,342
Shares redeemed	(734,303)	(505,372)	(7,898,531)	(5,572,836)
Net increase (decrease)	(79,764)	349,796	$(826,740)	$3,887,322
Asset Manager 30%
Shares sold	40,462,622	54,804,477	$441,835,826	$609,493,754
Reinvestment of distributions	5,259,826	3,797,335	55,858,340	42,015,638
Shares redeemed	(30,790,576)	(28,259,575)	(334,859,982)	(313,681,914)
Net increase (decrease)	14,931,872	30,342,237	$162,834,184	$337,827,478
Class I
Shares sold	739,663	1,484,878	$7,965,553	$16,479,743
Reinvestment of distributions	73,108	56,711	773,701	627,506
Shares redeemed	(1,257,954)	(1,249,939)	(13,589,898)	(13,899,290)
Net increase (decrease)	(445,183)	291,650	$(4,850,644)	$3,207,959
Class Z
Shares sold	700,893	–	$7,806,101	$–
Reinvestment of distributions	2,177	–	23,697	–
Shares redeemed	(48,782)	–	(537,544)	–
Net increase (decrease)	654,288	–	$7,292,254	$–
Fidelity Asset Manager 40%
Class A
Shares sold	880,005	880,673	$10,047,509	$10,373,863
Reinvestment of distributions	140,646	88,932	1,544,493	1,038,034
Shares redeemed	(632,691)	(863,223)	(7,230,104)	(10,141,040)
Net increase (decrease)	387,960	106,382	$4,361,898	$1,270,857
Class M
Shares sold	150,421	292,310	$1,707,007	$3,437,201
Reinvestment of distributions	39,754	26,778	434,340	312,286
Shares redeemed	(304,960)	(280,496)	(3,473,210)	(3,301,500)
Net increase (decrease)	(114,785)	38,592	$(1,331,863)	$447,987
Class C
Shares sold	750,123	653,876	$8,467,907	$7,647,196
Reinvestment of distributions	77,656	42,489	840,965	494,372
Shares redeemed	(888,099)	(534,308)	(10,095,911)	(6,247,978)
Net increase (decrease)	(60,320)	162,057	$(787,039)	$1,893,590
Asset Manager 40%
Shares sold	35,364,642	38,575,334	$403,093,364	$453,687,482
Reinvestment of distributions	6,109,794	3,807,876	67,189,214	44,412,987
Shares redeemed	(30,082,193)	(24,658,282)	(343,351,558)	(289,713,503)
Net increase (decrease)	11,392,243	17,724,928	$126,931,020	$208,386,966
Class I
Shares sold	1,403,118	1,530,525	$16,068,114	$18,000,056
Reinvestment of distributions	107,467	57,375	1,176,252	669,253
Shares redeemed	(1,852,592)	(844,872)	(21,121,738)	(9,930,720)
Net increase (decrease)	(342,007)	743,028	$(3,877,372)	$8,738,589
Class Z
Shares sold	645,200	–	$7,464,738	$–
Reinvestment of distributions	2,221	–	24,784	–
Shares redeemed	(103,336)	–	(1,186,123)	–
Net increase (decrease)	544,085	–	$6,303,399	$–
Fidelity Asset Manager 50%
Class A
Shares sold	1,443,505	1,146,120	$25,457,008	$21,057,916
Reinvestment of distributions	231,706	169,041	3,872,049	3,071,864
Shares redeemed	(1,073,579)	(806,575)	(18,901,055)	(14,824,728)
Net increase (decrease)	601,632	508,586	$10,428,002	$9,305,052
Class M
Shares sold	667,143	557,672	$11,752,837	$10,265,163
Reinvestment of distributions	107,157	78,884	1,783,386	1,432,594
Shares redeemed	(651,653)	(396,724)	(11,566,385)	(7,288,768)
Net increase (decrease)	122,647	239,832	$1,969,838	$4,408,989
Class C
Shares sold	1,305,395	1,015,038	$22,806,142	$18,488,385
Reinvestment of distributions	117,916	77,208	1,935,521	1,393,955
Shares redeemed	(1,636,010)	(613,340)	(28,595,591)	(11,143,058)
Net increase (decrease)	(212,699)	478,906	$(3,853,928)	$8,739,282
Asset Manager 50%
Shares sold	54,785,784	83,353,018	$966,130,506	$1,538,862,489
Reinvestment of distributions	25,288,314	19,729,969	425,023,390	359,754,574
Shares redeemed	(76,778,644)	(66,347,048)	(1,359,748,171)	(1,224,405,900)
Net increase (decrease)	3,295,454	36,735,939	$31,405,725	$674,211,163
Class I
Shares sold	1,454,781	2,328,900	$25,370,030	$42,828,385
Reinvestment of distributions	167,220	99,153	2,808,958	1,805,013
Shares redeemed	(2,296,004)	(669,663)	(40,444,579)	(12,321,431)
Net increase (decrease)	(674,003)	1,758,390	$(12,265,591)	$32,311,967
Class Z
Shares sold	1,281,072	–	$22,995,157	$–
Reinvestment of distributions	2,953	–	49,780	–
Shares redeemed	(135,503)	–	(2,422,709)	–
Net increase (decrease)	1,148,522	–	$20,622,228	$–
Fidelity Asset Manager 60%
Class A
Shares sold	1,961,876	1,566,838	$23,979,037	$19,840,441
Issued in exchange for the shares of Fidelity Global Balanced Fund	–	3,323,365	–	41,608,523
Issued in exchange for the shares of Fidelity Global Strategies Fund	–	1,867,899	–	23,386,092
Reinvestment of distributions	411,701	131,843	4,590,464	1,646,723
Shares redeemed	(2,380,876)	(1,525,577)	(29,058,912)	(19,314,959)
Net increase (decrease)	(7,299)	5,364,368	$(489,411)	$67,166,820
Class M
Shares sold	500,974	423,116	$6,117,219	$5,343,645
Issued in exchange for the shares of Fidelity Global Balanced Fund	–	1,174,749	–	14,637,372
Issued in exchange for the shares of Fidelity Global Strategies Fund	–	1,532,212	–	19,091,363
Reinvestment of distributions	164,098	41,694	1,821,484	518,672
Shares redeemed	(1,008,020)	(551,449)	(12,281,935)	(6,979,584)
Net increase (decrease)	(342,948)	2,620,322	$(4,343,232)	$32,611,468
Class C
Shares sold	941,240	783,330	$11,217,922	$9,780,237
Issued in exchange for the shares of Fidelity Global Balanced Fund	–	2,169,921	–	26,733,424
Issued in exchange for the shares of Fidelity Global Strategies Fund	–	1,878,025	–	23,137,263
Reinvestment of distributions	231,593	60,789	2,542,893	748,924
Shares redeemed	(2,562,163)	(1,101,549)	(30,607,485)	(13,732,417)
Net increase (decrease)	(1,389,330)	3,790,516	$(16,846,670)	$46,667,431
Asset Manager 60%
Shares sold	40,571,133	51,736,768	$494,494,742	$658,548,793
Issued in exchange for the shares of Fidelity Global Balanced Fund	–	29,966,477	–	376,678,615
Issued in exchange for the shares of Fidelity Global Strategies Fund	–	5,885,052	–	73,975,105
Reinvestment of distributions	9,083,022	4,490,978	101,548,182	56,227,024
Shares redeemed	(42,208,495)	(31,701,207)	(517,322,203)	(403,402,687)
Net increase (decrease)	7,445,660	60,378,068	$78,720,721	$762,026,850
Class I
Shares sold	1,213,753	1,136,223	$14,876,598	$14,501,152
Issued in exchange for the shares of Fidelity Global Balanced Fund	–	822,927	–	10,352,425
Issued in exchange for the shares of Fidelity Global Strategies Fund	–	1,803,511	–	22,688,171
Reinvestment of distributions	190,817	59,599	2,135,246	746,768
Shares redeemed	(1,961,572)	(1,043,785)	(23,947,526)	(13,330,118)
Net increase (decrease)	(557,002)	2,778,475	$(6,935,682)	$34,958,398
Class Z
Shares sold	1,643,355	–	$20,494,674	$–
Reinvestment of distributions	5,016	–	56,082	–
Shares redeemed	(149,349)	–	(1,869,426)	–
Net increase (decrease)	1,499,022	–	$18,681,330	$–
Fidelity Asset Manager 70%
Class A
Shares sold	1,662,490	1,072,815	$35,520,153	$24,393,399
Reinvestment of distributions	388,496	226,837	7,517,406	5,065,264
Shares redeemed	(1,251,913)	(1,193,845)	(26,764,008)	(27,183,772)
Net increase (decrease)	799,073	105,807	$16,273,551	$2,274,891
Class M
Shares sold	455,301	454,790	$9,738,075	$10,365,200
Reinvestment of distributions	146,493	83,182	2,837,567	1,859,121
Shares redeemed	(410,098)	(281,173)	(8,759,862)	(6,409,894)
Net increase (decrease)	191,696	256,799	$3,815,780	$5,814,427
Class C
Shares sold	376,088	480,535	$7,978,727	$10,867,133
Reinvestment of distributions	136,642	76,452	2,637,190	1,701,830
Shares redeemed	(1,330,309)	(482,043)	(28,228,288)	(10,923,979)
Net increase (decrease)	(817,579)	74,944	$(17,612,371)	$1,644,984
Asset Manager 70%
Shares sold	22,236,481	34,679,669	$476,736,763	$790,741,858
Reinvestment of distributions	13,471,969	8,199,184	260,682,604	183,169,767
Shares redeemed	(34,001,960)	(34,158,241)	(732,088,853)	(778,465,644)
Net increase (decrease)	1,706,490	8,720,612	$5,330,514	$195,445,981
Class I
Shares sold	570,797	592,858	$12,336,527	$13,509,405
Reinvestment of distributions	193,412	134,131	3,744,456	2,997,831
Shares redeemed	(890,092)	(1,085,477)	(19,414,041)	(24,835,015)
Net increase (decrease)	(125,883)	(358,488)	$(3,333,058)	$(8,327,779)
Class Z
Shares sold	1,173,781	–	$25,619,376	$–
Reinvestment of distributions	4,742	–	91,659	–
Shares redeemed	(60,826)	–	(1,327,749)	–
Net increase (decrease)	1,117,697	–	$24,383,286	$–
Fidelity Asset Manager 85%
Class A
Shares sold	1,539,093	1,536,559	$28,651,994	$30,493,171
Reinvestment of distributions	312,814	149,653	5,177,085	2,894,292
Shares redeemed	(1,036,785)	(898,527)	(19,361,909)	(17,732,464)
Net increase (decrease)	815,122	787,685	$14,467,170	$15,654,999
Class M
Shares sold	408,976	408,388	$7,515,511	$8,043,625
Reinvestment of distributions	81,489	37,234	1,342,127	716,755
Shares redeemed	(288,263)	(174,891)	(5,324,572)	(3,429,871)
Net increase (decrease)	202,202	270,731	$3,533,066	$5,330,509
Class C
Shares sold	399,353	679,582	$7,283,539	$13,185,329
Reinvestment of distributions	110,678	56,215	1,805,155	1,070,898
Shares redeemed	(883,911)	(575,122)	(16,190,058)	(11,170,395)
Net increase (decrease)	(373,880)	160,675	$(7,101,364)	$3,085,832
Asset Manager 85%
Shares sold	16,410,898	34,356,371	$305,856,561	$685,028,247
Reinvestment of distributions	6,405,540	3,264,850	106,844,397	63,631,927
Shares redeemed	(21,581,610)	(17,439,052)	(405,780,272)	(347,375,448)
Net increase (decrease)	1,234,828	20,182,169	$6,920,686	$401,284,726
Class I
Shares sold	639,230	1,125,223	$11,730,512	$22,457,259
Reinvestment of distributions	98,286	67,136	1,635,471	1,304,444
Shares redeemed	(1,367,138)	(576,135)	(25,901,193)	(11,482,388)
Net increase (decrease)	(629,622)	616,224	$(12,535,210)	$12,279,315
Class Z
Shares sold	1,244,769	–	$23,601,000	$–
Reinvestment of distributions	1,771	–	29,410	–
Shares redeemed	(47,887)	–	(900,899)	–
Net increase (decrease)	1,198,653	–	$22,729,511	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following Fund:

Fund	% of shares held
Fidelity Asset Manager 60%	29%
Fidelity Asset Manager 85%	26%

13. Prior Fiscal Year Merger Information.

On April 27, 2018, Fidelity Asset Manager 60% (the Fund) acquired all of the assets and assumed all of the liabilities of Fidelity Global Balanced Fund and Fidelity Global Strategies Fund ("Target Funds") pursuant to an Agreement and Plan of Reorganization (the Agreements) approved by the Board of Trustees ("the Board"). The acquisition was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of each Target Fund at their respective net asset value on the acquisition date. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Global Balanced Fund net assets of $470,010,359, including securities of $469,048,216 and unrealized appreciation of $2,799,938, and Fidelity Global Strategies Fund net assets of $162,277,994, including securities of $162,279,356 and unrealized appreciation of $1,167,869, were combined with the Fund's net assets of $2,278,829,037 for total net assets after the reorganization of $2,911,117,390.

Pro forma results of operations of the combined entity for the entire period ended September 30, 2018, as though the acquisitions had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$ 39,979,460
Total net realized gain (loss)	180,297,674
Total change in net unrealized appreciation (depreciation)	(11,472,894)
Net increase (decrease) in net assets resulting from operations	$208,804,240

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that has been included in the Fund's accompanying Statement of Operations since April 27, 2018.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the "Funds"), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 13, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2019-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Chief Investment Officer of Global Asset Allocation and is an employee of Fidelity Investments (2018-present). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2013-2018).

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund[[s]] also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period-B April 1, 2019 to September 30, 2019
Fidelity Asset Manager 20%
Class A	.83%
Actual		$1,000.00	$1,034.00	$4.23
Hypothetical-C		$1,000.00	$1,020.91	$4.20
Class M	1.08%
Actual		$1,000.00	$1,032.70	$5.50
Hypothetical-C		$1,000.00	$1,019.65	$5.47
Class C	1.58%
Actual		$1,000.00	$1,030.10	$8.04
Hypothetical-C		$1,000.00	$1,017.15	$7.99
Asset Manager 20%	.51%
Actual		$1,000.00	$1,036.30	$2.60
Hypothetical-C		$1,000.00	$1,022.51	$2.59
Class I	.56%
Actual		$1,000.00	$1,035.90	$2.86
Hypothetical-C		$1,000.00	$1,022.26	$2.84
Class Z	.49%
Actual		$1,000.00	$1,035.50	$2.50
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Asset Manager 30%
Class A	.82%
Actual		$1,000.00	$1,036.70	$4.19
Hypothetical-C		$1,000.00	$1,020.96	$4.15
Class M	1.09%
Actual		$1,000.00	$1,035.50	$5.56
Hypothetical-C		$1,000.00	$1,019.60	$5.52
Class C	1.60%
Actual		$1,000.00	$1,033.00	$8.15
Hypothetical-C		$1,000.00	$1,017.05	$8.09
Asset Manager 30%	.52%
Actual		$1,000.00	$1,039.20	$2.66
Hypothetical-C		$1,000.00	$1,022.46	$2.64
Class I	.59%
Actual		$1,000.00	$1,038.90	$3.02
Hypothetical-C		$1,000.00	$1,022.11	$2.99
Class Z	.51%
Actual		$1,000.00	$1,039.50	$2.61
Hypothetical-C		$1,000.00	$1,022.51	$2.59
Fidelity Asset Manager 40%
Class A	.83%
Actual		$1,000.00	$1,038.60	$4.24
Hypothetical-C		$1,000.00	$1,020.91	$4.20
Class M	1.09%
Actual		$1,000.00	$1,037.20	$5.57
Hypothetical-C		$1,000.00	$1,019.60	$5.52
Class C	1.59%
Actual		$1,000.00	$1,033.90	$8.11
Hypothetical-C		$1,000.00	$1,017.10	$8.04
Asset Manager 40%	.52%
Actual		$1,000.00	$1,040.10	$2.66
Hypothetical-C		$1,000.00	$1,022.46	$2.64
Class I	.56%
Actual		$1,000.00	$1,039.70	$2.86
Hypothetical-C		$1,000.00	$1,022.26	$2.84
Class Z	.50%
Actual		$1,000.00	$1,039.30	$2.56
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Fidelity Asset Manager 50%
Class A	.94%
Actual		$1,000.00	$1,038.20	$4.80
Hypothetical-C		$1,000.00	$1,020.36	$4.76
Class M	1.18%
Actual		$1,000.00	$1,037.00	$6.03
Hypothetical-C		$1,000.00	$1,019.15	$5.97
Class C	1.69%
Actual		$1,000.00	$1,034.10	$8.62
Hypothetical-C		$1,000.00	$1,016.60	$8.54
Asset Manager 50%	.63%
Actual		$1,000.00	$1,039.50	$3.22
Hypothetical-C		$1,000.00	$1,021.91	$3.19
Class I	.66%
Actual		$1,000.00	$1,039.40	$3.37
Hypothetical-C		$1,000.00	$1,021.76	$3.35
Class Z	.56%
Actual		$1,000.00	$1,040.00	$2.86
Hypothetical-C		$1,000.00	$1,022.26	$2.84
Fidelity Asset Manager 60%
Class A	1.01%
Actual		$1,000.00	$1,037.60	$5.16
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Class M	1.25%
Actual		$1,000.00	$1,037.00	$6.38
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,034.10	$8.92
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Asset Manager 60%	.69%
Actual		$1,000.00	$1,040.00	$3.53
Hypothetical-C		$1,000.00	$1,021.61	$3.50
Class I	.73%
Actual		$1,000.00	$1,039.10	$3.73
Hypothetical-C		$1,000.00	$1,021.41	$3.70
Class Z	.64%
Actual		$1,000.00	$1,040.80	$3.27
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Fidelity Asset Manager 70%
Class A	1.00%
Actual		$1,000.00	$1,036.90	$5.11
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.24%
Actual		$1,000.00	$1,035.50	$6.33
Hypothetical-C		$1,000.00	$1,018.85	$6.28
Class C	1.74%
Actual		$1,000.00	$1,032.80	$8.87
Hypothetical-C		$1,000.00	$1,016.34	$8.80
Asset Manager 70%	.69%
Actual		$1,000.00	$1,038.70	$3.53
Hypothetical-C		$1,000.00	$1,021.61	$3.50
Class I	.72%
Actual		$1,000.00	$1,038.20	$3.68
Hypothetical-C		$1,000.00	$1,021.46	$3.65
Class Z	.62%
Actual		$1,000.00	$1,038.70	$3.17
Hypothetical-C		$1,000.00	$1,021.96	$3.14
Fidelity Asset Manager 85%
Class A	1.01%
Actual		$1,000.00	$1,036.50	$5.16
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Class M	1.27%
Actual		$1,000.00	$1,035.10	$6.48
Hypothetical-C		$1,000.00	$1,018.70	$6.43
Class C	1.77%
Actual		$1,000.00	$1,032.80	$9.02
Hypothetical-C		$1,000.00	$1,016.19	$8.95
Asset Manager 85%	.70%
Actual		$1,000.00	$1,037.80	$3.58
Hypothetical-C		$1,000.00	$1,021.56	$3.55
Class I	.74%
Actual		$1,000.00	$1,037.90	$3.78
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class Z	.63%
Actual		$1,000.00	$1,038.50	$3.22
Hypothetical-C		$1,000.00	$1,021.91	$3.19

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .05%.

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Asset Manager 20%	$59,871,333
Fidelity Asset Manager 30%	$26,395,062
Fidelity Asset Manager 40%	$39,937,906
Fidelity Asset Manager 50%	$272,543,553
Fidelity Asset Manager 60%	$95,870,116
Fidelity Asset Manager 70%	$222,518,561
Fidelity Asset Manager 85%	$117,411,179

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Asset Manager 20%
Class A	13.54%
Class M	13.54%
Class C	13.54%
Asset Manager 20%	13.54%
Class I	13.54%
Class Z	13.54%
Fidelity Asset Manager 30%
Class A	11.80%
Class M	11.80%
Class C	11.80%
Asset Manager 30%	11.80%
Class I	11.80%
Class Z	11.80%
Fidelity Asset Manager 40%
Class A	9.59%
Class M	9.59%
Class C	9.59%
Asset Manager 40%	9.59%
Class I	9.59%
Class Z	9.59%
Fidelity Asset Manager 50%
Class A	7.90%
Class M	7.90%
Class C	7.90%
Asset Manager 50%	7.90%
Class I	7.90%
Class Z	7.90%
Fidelity Asset Manager 60%
Class A	6.16%
Class M	6.16%
Class C	6.16%
Asset Manager 60%	6.16%
Class I	6.16%
Class Z	6.16%
Fidelity Asset Manager 70%
Class A	4.39%
Class M	4.39%
Class C	4.39%
Asset Manager 70%	4.39%
Class I	4.39%
Class Z	4.39%
Fidelity Asset Manager 85%
Class A	2.76%
Class M	2.76%
Class C	2.76%
Asset Manager 85%	2.76%
Class I	2.76%
Class Z	2.76%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2019 to September 30, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Asset Manager 20%	$68,024,130
Fidelity Asset Manager 30%	$21,079,603
Fidelity Asset Manager 40%	$16,098,535
Fidelity Asset Manager 50%	$75,709,972

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Retail	Class I	Class Z
Fidelity Asset Manager 20%
December 2018	5%	5%	5%	4%	4%	4%
February 2019	11%	13%	26%	9%	9%	9%
March 2019	11%	13%	22%	9%	10%	9%
April 2019	11%	13%	25%	9%	10%	9%
May 2019	11%	12%	17%	9%	10%	9%
June 2019	11%	13%	19%	9%	9%	9%
July 2019	11%	12%	16%	9%	10%	9%
August 2019	11%	13%	17%	9%	9%	9%
September 2019	11%	14%	23%	9%	11%	9%
Fidelity Asset Manager 30%
November 2018	6%	6%	10%	5%	5%	5%
December 2018	8%	8%	9%	7%	7%	7%
February 2019	20%	25%	51%	16%	17%	16%
March 2019	20%	24%	44%	16%	17%	16%
April 2019	19%	23%	42%	16%	17%	16%
May 2019	18%	20%	30%	16%	16%	15%
June 2019	18%	21%	30%	16%	16%	15%
July 2019	17%	20%	24%	16%	16%	15%
August 2019	19%	22%	33%	16%	17%	16%
September 2019	19%	24%	44%	16%	17%	15%
Fidelity Asset Manager 40%
December 2018	10%	10%	12%	9%	9%	9%
April 2019	37%	50%	100%	29%	30%	28%
July 2019	33%	38%	52%	29%	30%	29%
Fidelity Asset Manager 50%
December 2018	12%	13%	16%	11%	12%	11%
April 2019	54%	81%	–%	40%	40%	37%
July 2019	47%	53%	74%	40%	42%	39%
Fidelity Asset Manager 60%
December 2018	33%	38%	56%	28%	28%	27%
Fidelity Asset Manager 70%
December 2018	39%	47%	78%	33%	34%	31%
Fidelity Asset Manager 85%
December 2018	64%	81%	100%	52%	55%	48%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail	Class I	Class Z
Fidelity Asset Manager 20%
December 2018	12%	13%	14%	11%	12%	11%
February 2019	22%	26%	51%	19%	19%	17%
March 2019	22%	26%	43%	19%	19%	18%
April 2019	22%	25%	50%	19%	20%	19%
May 2019	22%	24%	33%	19%	19%	19%
June 2019	22%	25%	37%	19%	19%	19%
July 2019	21%	24%	31%	19%	19%	19%
August 2019	21%	25%	34%	19%	19%	19%
September 2019	22%	28%	44%	19%	21%	19%
Fidelity Asset Manager 30%
November 2018	13%	15%	22%	11%	12%	11%
December 2018	17%	19%	22%	16%	16%	16%
February 2019	39%	49%	98%	30%	33%	30%
March 2019	39%	47%	85%	31%	33%	31%
April 2019	38%	44%	81%	31%	33%	31%
May 2019	34%	39%	58%	31%	31%	29%
June 2019	36%	40%	58%	31%	31%	29%
July 2019	33%	38%	47%	31%	31%	30%
August 2019	37%	43%	65%	31%	33%	31%
September 2019	37%	47%	86%	31%	32%	29%
Fidelity Asset Manager 40%
December 2018	21%	22%	26%	19%	19%	19%
April 2019	71%	97%	100%	56%	58%	55%
July 2019	64%	74%	100%	56%	59%	55%
Fidelity Asset Manager 50%
December 2018	25%	27%	32%	23%	24%	23%
April 2019	100%	100%	–%	78%	78%	72%
July 2019	90%	100%	100%	78%	80%	76%
Fidelity Asset Manager 60%
December 2018	59%	68%	100%	51%	52%	48%
Fidelity Asset Manager 70%
December 2018	72%	86%	100%	60%	62%	57%
Fidelity Asset Manager 85%
December 2018	92%	100%	100%	74%	79%	69%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Asset Manager 20%
Class A	12/31/2018	$0.0114	$0.0019
Class M	12/31/2018	$0.0107	$0.0019
Class C	12/31/2018	$0.0096	$0.0019
Asset Manager 20%	12/31/2018	$0.0121	$0.0019
Class I	12/31/2018	$0.0120	$0.0019
Class Z	12/31/2018	$0.0122	$0.0019
Fidelity Asset Manager 30%
Class A	12/31/2018	$0.0119	$0.0023
Class M	12/31/2018	$0.0111	$0.0023
Class C	12/31/2018	$0.0096	$0.0023
Asset Manager 30%	12/31/2018	$0.0128	$0.0023
Class I	12/31/2018	$0.0127	$0.0023
Class Z	12/31/2018	$0.0130	$0.0023
Fidelity Asset Manager 40%
Class A	12/31/2018	$0.0154	$0.0032
Class M	12/31/2018	$0.0143	$0.0032
Class C	12/31/2018	$0.0123	$0.0032
Asset Manager 40%	12/31/2018	$0.0169	$0.0032
Class I	12/31/2018	$0.0167	$0.0032
Class Z	12/31/2018	$0.0170	$0.0032
Fidelity Asset Manager 50%
Class A	12/31/2018	$0.0287	$0.0061
Class M	12/31/2018	$0.0266	$0.0061
Class C	12/31/2018	$0.0226	$0.0061
Asset Manager 50%	12/31/2018	$0.0313	$0.0061
Class I	12/31/2018	$0.0306	$0.0061
Class Z	12/31/2018	$0.0322	$0.0061
Fidelity Asset Manager 60%
Class A	12/31/2018	$0.0227	$0.0051
Class M	12/31/2018	$0.0196	$0.0051
Class C	12/31/2018	$0.0133	$0.0051
Asset Manager 60%	12/31/2018	$0.0266	$0.0051
Class I	12/31/2018	$0.0260	$0.0051
Class Z	12/31/2018	$0.0279	$0.0051
Fidelity Asset Manager 70%
Class A	12/31/2018	$0.0468	$0.0108
Class M	12/31/2018	$0.0389	$0.0108
Class C	12/31/2018	$0.0238	$0.0108
Asset Manager 70%	12/31/2018	$0.0560	$0.0108
Class I	12/31/2018	$0.0547	$0.0108
Class Z	12/31/2018	$0.0595	$0.0108
Fidelity Asset Manager 85%
Class A	12/31/2018	$0.0407	$0.0098
Class M	12/31/2018	$0.0321	$0.0098
Class C	12/31/2018	$0.0136	$0.0098
Asset Manager 85%	12/31/2018	$0.0504	$0.0098
Class I	12/31/2018	$0.0472	$0.0098
Class Z	12/31/2018	$0.0547	$0.0098

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) and FMR Co., Inc. (FMRC) expect to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FIMM and FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the funds' group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

Historical Management Fees (BP) vs. Competitive Medians (BP):
Asset Manager 85%
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
82
80
79
80
79
78
75
70
71
69
55
55
55
54
54
2014
2015
2016
2017
2018

	2014	2015	2016	2017	2018
TMG %	16%	13%	14%	13%	11%
Funds	129	150	146	140	132
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, Class Z, and the retail class of each fund ranked below the competitive median for 2018 and the total expense ratio of Class M of each fund ranked above the competitive median for 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M of each fund is below median. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of Fidelity Asset Manager 20% to the extent that total operating expenses (with certain exceptions), as a percentage of their respective average net assets, exceed 0.90%, 1.15%, 1.65%, 0.65%, and 0.56% through January 31, 2020. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of Fidelity Asset Manager 30% to the extent that total operating expenses (with certain exceptions), as a percentage of their respective average net assets, exceed 0.90%, 1.15%, 1.65%, 0.65%, 0.56%, and 0.65% through January 31, 2020. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of Fidelity Asset Manager 40% to the extent that total operating expenses (with certain exceptions), as a percentage of their respective average net assets, exceed 0.90%, 1.15%, 1.65%, 0.65%, 0.56%, and 0.65% through January 31, 2020. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of Fidelity Asset Manager 50% to the extent that total operating expenses (with certain exceptions), as a percentage of their respective average net assets, exceed 1.10%, 1.35%, 1.85%, 0.85%, and 0.70% through January 31, 2020. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of Fidelity Asset Manager 60% to the extent that total operating expenses (with certain exceptions), as a percentage of their respective average net assets, exceed 1.10%, 1.35%, 1.85%, 0.85%, 0.70%, and 0.85% through January 31, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed and each fund's Amended and Restated Contracts should be approved.

AR-ANN-1119
1.878277.111

Item 2.

Code of Ethics

As of the end of the period, September 30, 2019, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for services rendered to (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$24,000	$-	$5,100	$700
Fidelity Asset Manager 30%	$24,000	$-	$5,100	$700
Fidelity Asset Manager 40%	$24,000	$-	$5,100	$700
Fidelity Asset Manager 50%	$24,000	$-	$5,100	$700
Fidelity Asset Manager 60%	$41,000	$-	$5,100	$700
Fidelity Asset Manager 70%	$24,000	$-	$5,100	$700
Fidelity Asset Manager 85%	$24,000	$-	$5,100	$700

September 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$22,000	$-	$5,100	$700
Fidelity Asset Manager 30%	$22,000	$-	$5,100	$700
Fidelity Asset Manager 40%	$22,000	$-	$5,100	$700
Fidelity Asset Manager 50%	$22,000	$-	$5,100	$700
Fidelity Asset Manager 60%	$26,000	$-	$5,100	$700
Fidelity Asset Manager 70%	$22,000	$-	$5,100	$700
Fidelity Asset Manager 85%	$22,000	$-	$5,100	$700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2019A	September 30, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2019A	September 30, 2018A
Deloitte Entities	$610,000	$520,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 26, 2019